                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2668

                         Oppenheimer AMT-Free Municipals
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 10/29/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

  Principal
   Amount                                                                        Coupon    Maturity         Value
------------                                                                    -------   ----------   --------------
Municipal Bonds and Notes--119.2%
Alabama--1.4%
$     30,000   AL 21st Century Authority Tobacco Settlement                      5.500%   12/01/2021   $       30,449
      50,000   AL DCH Health Care Authority (Health Care
               Facilities)(1)                                                    5.000    06/01/2021           50,014
      15,000   AL HFA (Pelican)(1)                                               6.550    03/20/2030           15,011
  12,000,000   AL Public School & College Authority(2)                           5.000    05/01/2029       14,686,200
   1,250,000   AL Space Science Exhibit Finance Authority(1)                     6.000    10/01/2025        1,063,113
   3,000,000   Birmingham, AL Baptist Medical Centers
               (Baptist Health System)(1)                                        5.250    11/15/2020        3,038,340
      35,000   Birmingham, AL Baptist Medical Centers
               (Baptist Health System)(1)                                        5.625    11/15/2015           36,013
      15,000   Birmingham, AL Baptist Medical Centers
               (Baptist Health System)(1)                                        5.875    11/15/2024           15,147
     410,000   Birmingham, AL Private Educational Building
               Authority (Birmingham-Southern College)(1)                        6.125    12/01/2025          373,666
      65,000   Birmingham, AL Special Care Facilities
               (Children's Hospital of Alabama)(1)                               5.500    06/01/2022           65,060
      90,000   Birmingham, AL Special Care Facilities
               Financing Authority (Daughters of Charity)(1)                     5.000    11/01/2025           90,291
     235,000   Cooperative District, AL Fort Deposit(1)                          6.000    02/01/2036          179,796
   3,500,000   Cullman County, AL Health Care Authority
               (Cullman Regional Medical Center)(1)                              6.750    02/01/2029        3,703,525
   6,250,000   Cullman County, AL Health Care Authority
               (Cullman Regional Medical Center)(1)                              7.000    02/01/2036        6,648,563
     280,000   Greater Montgomery, AL Educational Building
               Authority (Huntingdon College)(1)                                 5.100    05/01/2016          287,342
      10,000   Jefferson County, AL Sewer                                        4.500    02/01/2012            5,698
     100,000   Jefferson County, AL Sewer                                        5.000    02/01/2018           40,509
     150,000   Jefferson County, AL Sewer                                        5.000    02/01/2020           60,591
   4,060,000   Jefferson County, AL Sewer                                        5.375    02/01/2027        1,632,648
      35,000   Jefferson County, AL Sewer                                        5.625    02/01/2018           14,521
     280,000   Jefferson County, AL Sewer                                        5.625    02/01/2022          115,651
   1,950,000   Tuscaloosa, AL Educational Building Authority
               (Stillman College)(1)                                             5.000    06/01/2026        1,896,434
   5,000,000   Tuscaloosa, AL Educational Building Authority
               (Stillman College)(1)                                             5.250    06/01/2037        4,732,800
                                                                                                       --------------
                                                                                                           38,781,382
Alaska--1.5%
      10,000   AK HFC(1)                                                         5.200    06/01/2021           10,084
      40,000   AK HFC (Veterans Mtg.)(1)                                         6.150    06/01/2039           40,044
   8,000,000   AK HFC, Series A(2)                                               5.000    12/01/2033        8,063,760
     750,000   AK Industrial Devel. & Export Authority
               (Anchorage Sportsplex/Grace Community Church
               Obligated Group)                                                  6.150    08/01/2031          222,908
     600,000   AK Industrial Devel. & Export Authority
               Community Provider (Boys & Girls Home)                            5.875    12/01/2027          388,392
  29,090,000   AK Northern Tobacco Securitization Corp.
               (TASC)(1)                                                         5.000    06/01/2032       23,714,459


                      1 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

  Principal
   Amount                                                                        Coupon    Maturity         Value
------------                                                                    -------   ----------   --------------
Alaska Continued
$ 11,005,000   AK Northern Tobacco Securitization Corp. (TASC)(1)                5.000%   06/01/2046   $    7,734,644
                                                                                                       --------------
                                                                                                           40,174,291
Arizona--5.1%
   5,000,000   Apache County, AZ IDA (Tucson Electric Power Company)             5.875    03/01/2033        5,075,000
   1,000,000   Buckeye, AZ Watson Road Community Facilities
               District(1)                                                       5.750    07/01/2022          896,160
   1,415,000   Buckeye, AZ Watson Road Community Facilities
               District(1)                                                       6.000    07/01/2030        1,191,925
     200,000   Centerra, AZ Community Facilities District(1)                     5.150    07/15/2031          157,200
     365,950   Central AZ Irrigation & Drain District, Series A(1)               6.000    06/01/2013          366,481
     305,000   Estrella Mountain Ranch, AZ Community
               Facilities District(1)                                            5.450    07/15/2021          291,855
     200,000   Estrella Mountain Ranch, AZ Community
               Facilities District(1)                                            5.625    07/15/2025          186,790
     450,000   Estrella Mountain Ranch, AZ Community
               Facilities District(1)                                            5.800    07/15/2030          419,949
   1,015,000   Estrella Mountain Ranch, AZ Community
               Facilities District(1)                                            5.900    07/15/2022          996,415
     330,000   Estrella Mountain Ranch, AZ Community
               Facilities District(1)                                            6.125    07/15/2027          319,744
     500,000   Estrella Mountain Ranch, AZ Community
               Facilities District(1)                                            6.200    07/15/2032          484,310
     496,000   Festival Ranch, AZ Community Facilities District(1)               5.750    07/01/2032          416,670
     595,000   Festival Ranch, AZ Community Facilities District(1)               5.800    07/15/2032          556,664
     250,000   Gladden Farms, AZ Community Facilities District(1)                5.500    07/15/2031          229,993
     800,000   Litchfield Park, AZ Community Facility District(1)                6.375    07/15/2026          769,616
   1,145,000   Maricopa County, AZ IDA (Christian Care
               Apartments)(1)                                                    6.500    01/01/2036        1,140,649
   2,000,000   Maricopa County, AZ IDA (Christian Care Mesa II)                  6.625    01/01/2034        1,650,340
     500,000   Maricopa County, AZ IDA (Immanuel Campus
               Care)(1)                                                          8.500    04/20/2041          473,505
   1,500,000   Maricopa County, AZ IDA (Sun King Apartments)(1)                  6.750    11/01/2018        1,348,965
     785,000   Maricopa County, AZ IDA (Sun King Apartments)(1)                  6.750    05/01/2031          607,818
     835,000   Maricopa County, AZ School District No. 24
               (Gila Bend)(1)                                                    5.500    07/01/2022          809,082
     200,000   Marley Park, AZ Community Facilities District(1)                  5.300    07/15/2031          162,340
     460,000   Merrill Ranch, AZ Community Facilities District
               No. 1 Special Assessment Lien(1)                                  5.300    07/01/2030          364,679
     375,000   Palm Valley, AZ Community Facility District No. 3(1)              5.300    07/15/2031          304,388
     980,000   Palm Valley, AZ Community Facility District No. 3(1)              5.800    07/15/2032          842,790
     750,000   Phoenix, AZ IDA (Career Success Schools)(1)                       7.000    01/01/2029          814,350
   5,425,000   Phoenix, AZ IDA (Christian Care)(1)                               5.500    07/01/2035        4,992,628
     500,000   Phoenix, AZ IDA (Espiritu Community Devel. Corp.)(1)              6.250    07/01/2036          435,805
     375,000   Pima County, AZ IDA (Arizona Charter School)(1)                   6.300    07/01/2031          376,380
   1,380,000   Pima County, AZ IDA (Arizona Charter School)(1)                   6.500    07/01/2023        1,394,600


                       2 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

  Principal
   Amount                                                                        Coupon    Maturity         Value
------------                                                                    -------   ----------   --------------
Arizona Continued
$  1,315,000   Pima County, AZ IDA (Arizona Charter School)(1)                   6.750%   07/01/2031   $    1,327,940
     115,000   Pima County, AZ IDA (CECS/TAT/EICS Obligated
               Group)(1)                                                         6.300    07/01/2031          130,523
   1,500,000   Pima County, AZ IDA (Center for Academic
               Success)(1)                                                       5.500    07/01/2037        1,387,590
   1,830,000   Pima County, AZ IDA (Christian Senior
               Living)(1)                                                        5.050    01/01/2037        1,678,403
     500,000   Pima County, AZ IDA (Facility Choice Education
               & Devel. Corp.)(1)                                                6.250    06/01/2026          457,635
   1,200,000   Pima County, AZ IDA (Facility Choice Education
               & Devel. Corp.)(1)                                                6.375    06/01/2036        1,052,772
  12,400,000   Pima County, AZ IDA (Metro Police Facility)(2)                    5.375    07/01/2039       12,931,340
     500,000   Pima County, AZ IDA (P.L.C. Charter Schools)                      6.750    04/01/2036          471,945
     120,000   Pima County, AZ IDA (Paradise Education Center)(1)                5.875    06/01/2033          119,472
     250,000   Pima County, AZ IDA (Paradise Education Center)(1)                6.000    06/01/2036          250,453
   2,845,000   Pima County, AZ IDA (Phoenix Advantage Charter
               School)                                                           5.600    07/01/2023        2,038,556
     500,000   Pima County, AZ IDA (Sonoran Science Academy)(1)                  5.670    12/01/2027          440,620
     650,000   Pima County, AZ IDA (Sonoran Science Academy)(1)                  5.750    12/01/2037          546,390
   1,000,000   Pima County, AZ IDA (Valley Academy)(1)                           6.500    07/01/2038        1,029,660
     500,000   Quail Creek, AZ Community Facilities District(1)                  5.550    07/15/2030          418,380
  19,155,000   Salt Verde, AZ Financial Corp.(1)                                 5.000    12/01/2037       18,096,303
     510,000   Salt Verde, AZ Financial Corp.(1)                                 5.250    12/01/2028          515,931
  29,030,000   Salt Verde, AZ Financial Corp.(1)                                 5.500    12/01/2037       27,060,024
  35,265,000   Salte Verde, AZ Financial Corp.(1)                                5.000    12/01/2032       34,208,108
     100,000   Salte Verde, AZ Financial Corp.(1)                                5.500    12/01/2029          103,845
      55,000   Show Low Bluff, AZ Community Facilities
               District Special Assessment(1)                                    5.200    07/01/2017           51,337
   1,655,000   Tartesso West, AZ Community Facilities District(1)                5.900    07/15/2032        1,441,505
   3,000,000   Verrado, AZ Community Facilities District No. 1(1)                5.350    07/15/2031        2,451,330
   4,775,000   Verrado, AZ Community Facilities District No. 1(1)                6.500    07/15/2027        4,618,762
   1,775,000   Vistancia, AZ Community Facilities District(1)                    6.750    07/15/2022        1,854,822
     500,000   Westpark, AZ Community Facilities District(1)                     5.250    07/15/2031          403,145
                                                                                                       --------------
                                                                                                          143,163,882
Arkansas--0.1%
     300,000   Arkadelphia, AR Public Education Facilities
               Board (Ouachita Baptist University)(1)                            5.375    03/01/2038          301,068
   2,515,000   Cave Springs, AR Municipal Property (Creeks
               Special Sewer District)(1)                                        6.250    02/01/2038        1,915,575
                                                                                                       --------------
                                                                                                            2,216,643
California--24.2%
   2,800,000   Adelanto, CA Public Utility Authority(1)                          6.750    07/01/2039        2,919,896
     880,000   Anaheim, CA Community Facilities District
               Special Tax (Platinum Triangle)(1)                                6.000    09/01/2029          883,810
   1,700,000   Anaheim, CA Community Facilities District
               Special Tax (Platinum Triangle)(1)                                6.250    09/01/2040        1,712,240


                       3 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

  Principal
   Amount                                                                       Coupon     Maturity         Value
------------                                                                    ------    ----------   --------------
California Continued
$  1,400,000   Antelope Valley, CA Healthcare District(1)                       5.250%    09/01/2017   $    1,393,392
   1,370,000   Azusa, CA Special Tax Community Facilities
               District No. 05-1(1)                                             5.000     09/01/2027        1,208,710
   4,410,000   Azusa, CA Special Tax Community Facilities
               District No. 05-1(1)                                             5.000     09/01/2037        3,617,964
      20,000   Beaumont, CA Financing Authority, Series B(1)                    5.875     09/01/2023           20,330
   2,750,000   CA ABAG Finance Authority for NonProfit
               Corporations (Casa De Las Campanas)(1)                           6.000     09/01/2037        2,846,828
  16,500,000   CA County Tobacco Securitization Agency                          5.714(3)  06/01/2046          584,430
   7,000,000   CA County Tobacco Securitization Agency                          6.500(3)  06/01/2046          247,940
   6,000,000   CA County Tobacco Securitization Agency                          6.650(3)  06/01/2046          201,960
 129,820,000   CA County Tobacco Securitization Agency                          6.700(3)  06/01/2050        2,645,732
   7,875,000   CA County Tobacco Securitization Agency                          7.234(3)  06/01/2033          922,871
  38,650,000   CA County Tobacco Securitization Agency                          7.550(3)  06/01/2055          359,445
   8,000,000   CA County Tobacco Securitization Agency                          7.750(3)  06/01/2046          273,920
     100,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                                        0.000(4)  06/01/2028           85,158
   5,000,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                                        0.000(4)  06/01/2036        3,996,900
     160,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                                        0.000(4)  06/01/2046          120,621
   2,715,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                                        5.125     06/01/2038        2,177,321
   9,060,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                                        5.125     06/01/2038        7,265,758
   5,000,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                                        5.875     06/01/2043        3,944,850
  21,000,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                                        6.000     06/01/2042       17,535,630
  93,000,000   CA County Tobacco Securitization Agency (TASC)                   6.650(3)  06/01/2046        2,808,600
  15,000,000   CA Dept. of Veterans Affairs Home Purchase(2)                    4.500     12/01/2023       14,907,150
   1,750,000   CA Educational Facilities Authority (Fresno
               Pacific University)(1)                                           6.750     03/01/2019        1,766,678
   7,855,000   CA GO(1)                                                         5.750     04/01/2031        8,568,313
  11,000,000   CA GO(1)                                                         6.000     03/01/2033       12,658,140
   5,000,000   CA GO(1)                                                         6.000     11/01/2035        5,635,100
  25,605,000   CA GO(1)                                                         6.000     04/01/2038       28,585,422
  12,925,000   CA GO(1)                                                         6.000     11/01/2039       14,505,211
  41,375,000   CA GO(1)                                                         6.500     04/01/2033       48,724,028
   4,335,000   CA Golden State Tobacco Securitization Corp.(1)                  5.000     06/01/2036        3,456,339
  75,970,000   CA Golden State Tobacco Securitization Corp.
               (TASC)(1)                                                        0.000(4)  06/01/2037       50,157,673
   1,185,000   CA Golden State Tobacco Securitization Corp.
               (TASC)(1)                                                        5.000     06/01/2033          980,813
  26,235,000   CA Golden State Tobacco Securitization Corp.
               (TASC)(1)                                                        5.125     06/01/2047       18,907,827
  10,000,000   CA Golden State Tobacco Securitization Corp.
               (TASC)(1)                                                        5.750     06/01/2047        7,998,500
 414,000,000   CA Golden State Tobacco Securitization Corp.
               (TASC)                                                           5.973(3)  06/01/2047       12,668,400
 110,000,000   CA Golden State Tobacco Securitization Corp.
               (TASC)                                                           6.000(3)  06/01/2047        2,877,600


                       4 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

  Principal
   Amount                                                                       Coupon     Maturity         Value
------------                                                                    ------    ----------   --------------
California Continued
$ 20,000,000   CA Health Facilities Financing Authority                         5.750%    07/01/2039   $   21,333,400
               (SJHS/SJHCN/SJHE/SJHO Obligated Group)(2)
  20,000,000   CA Health Facilities Financing Authority
               (Sutter Health/California Pacific Medical
               Center)(2)                                                       5.250     11/15/2046       20,151,800
      25,000   CA HFA (Home Mtg.)(1)                                            5.450     08/01/2033           25,372
     590,000   CA Independent Cities Lease Finance Authority
               (Morgan Hill-Hacienda Valley)(1)                                 5.950     11/15/2039          578,005
   2,500,000   CA M-S-R Energy Authority(1)                                     6.500     11/01/2039        2,933,575
  11,740,000   CA M-S-R Energy Authority(1)                                     6.500     11/01/2039       13,776,068
  30,000,000   CA M-S-R Energy Authority(1)                                     7.000     11/01/2034       36,928,500
   1,000,000   CA Municipal Finance Authority (Caritas
               Acquisitions/Caritas Corp. Obligated Group)(1)                   6.400     08/15/2045          991,330
     750,000   CA Municipal Finance Authority (Eisenhower
               Medical Center)(1)                                               5.750     07/01/2040          762,165
     250,000   CA Municipal Finance Authority (Harbor
               Regional Center)(1)                                              8.500     11/01/2039          269,890
   2,500,000   CA Public Works(1)                                               5.750     03/01/2030        2,654,650
   5,375,000   CA Public Works(1)                                               6.000     03/01/2035        5,740,715
  12,570,000   CA Public Works(1)                                               6.125     11/01/2029       13,699,415
   2,500,000   CA Public Works(1)                                               6.375     11/01/2034        2,744,900
  25,750,000   CA Public Works(1)                                               6.625     11/01/2034       28,843,605
   2,500,000   CA Public Works (Various Community Colleges)(1)                  5.750     10/01/2030        2,649,200
   7,000,000   CA Silicon Valley Tobacco Securitization
               Authority                                                        9.800(3)  06/01/2036          633,850
   2,000,000   CA Statewide CDA (Aspire Public Schools)(1)                      6.000     07/01/2040        2,041,200
   2,100,000   CA Statewide CDA (Sutter Health Obligated
               Group)(1)                                                        5.625     08/15/2042        2,122,449
   1,615,000   Chino, CA Community Facilities District
               Special Tax No. 2005-1(1)                                        5.000     09/01/2027        1,157,890
   5,015,000   Chino, CA Community Facilities District
               Special Tax No. 2005-1(1)                                        5.000     09/01/2036        3,241,696
     200,000   Chino, CA Community Facilities District
               Special Tax No. 2009-19-1(1)                                     6.500     09/01/2029          206,512
     500,000   Chino, CA Community Facilities District
               Special Tax No. 2009-19-1(1)                                     6.750     09/01/2040          515,995
   2,000,000   Corona-Norco, CA Unified School District
               Community Facilities No. 04-1(1)                                 5.200     09/01/2036        1,652,680
   2,000,000   Corona-Norco, CA Unified School District
               Public Financing Authority Special Tax(1)                        5.000     09/01/2036        1,603,440
     560,000   Coyote Canyon, CA Public Facilities Community
               Facilities District No. 2004-1(1)                                6.625     09/01/2039          582,126
   1,000,000   Davis, CA Special Tax Community Facilities
               District No. 2007-2(1)                                           5.200     09/01/2027          861,600
   2,000,000   Davis, CA Special Tax Community Facilities
               District No. 2007-2(1)                                           5.250     09/01/2037        1,617,600
     970,000   Elk Grove, CA Special Tax Community Facilities
               District No. 2005-1X(1)                                          5.250     09/01/2037          681,920
     420,000   Hemet, CA Unified School District(1)                             5.050     09/01/2026          395,497


                       5 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

  Principal
   Amount                                                                       Coupon     Maturity         Value
------------                                                                    ------    ----------   --------------
California Continued
$    250,000   Hemet, CA Unified School District(1)                             5.125%    09/01/2036   $      223,238
     500,000   Hemet, CA Unified School District Community
               Facilities District No. 2005-3(1)                                5.750     09/01/2039          443,120
  60,000,000   Inland, CA Empire Tobacco Securitization
               Authority (TASC)                                                 6.625(3)  06/01/2036        3,108,000
 120,000,000   Inland, CA Empire Tobacco Securitization
               Authority (TASC)                                                 6.750(3)  06/01/2047        1,490,400
 360,655,000   Inland, CA Empire Tobacco Securitization
               Authority (TASC)                                                 7.000(3)  06/01/2057        1,348,850
 345,750,000   Inland, CA Empire Tobacco Securitization
               Authority (TASC)                                                 8.001(3)  06/01/2057        1,134,060
   1,685,000   Jurupa, CA Community Services District Special
               Tax Community Facilities District No. 17(1)                      5.200     09/01/2036        1,531,513
     175,000   Jurupa, CA Public Financing Authority(1)                         6.000     09/01/2028          177,711
     155,000   Jurupa, CA Public Financing Authority(1)                         6.000     09/01/2029          156,821
     135,000   Jurupa, CA Public Financing Authority(1)                         6.000     09/01/2030          136,084
     150,000   Jurupa, CA Public Financing Authority(1)                         6.000     09/01/2031          150,207
     205,000   Jurupa, CA Public Financing Authority(1)                         6.000     09/01/2032          204,980
      25,000   Lake Elsinore, CA Public Financing Authority(1)                  6.375     10/01/2033           25,354
   1,270,000   Lake Elsinore, CA Special Tax(1)                                 5.150     09/01/2025        1,196,937
   1,245,000   Lake Elsinore, CA Special Tax(1)                                 5.250     09/01/2030        1,140,134
   2,450,000   Lake Elsinore, CA Special Tax(1)                                 5.250     09/01/2035        2,185,131
     200,000   Lake Elsinore, CA Special Tax(1)                                 5.350     09/01/2036          180,550
   1,000,000   Lake Elsinore, CA Special Tax Community
               Facilities District No. 2006-3(1)                                6.625     09/01/2039        1,036,050
     650,000   Lake Elsinore, CA Unified School District
               Community Facilities District No. 04-3(1)                        5.250     09/01/2029          447,629
   1,000,000   Lancaster, CA Financing Authority (School
               District)(1)                                                     5.000     02/01/2026          905,050
   3,950,000   Loma Linda, CA Redevel. Agency Tax
               Allocation(1)                                                    5.250     07/01/2030        3,960,231
  15,000,000   Los Angeles, CA Community College District(2)                    5.000     08/01/2033       15,811,800
  12,000,000   Los Angeles, CA Dept. of Airports, Series A(2)                   5.250     05/15/2039       12,681,120
   2,000,000   Los Angeles, CA Regional Airports Improvement
               Corp. (American Airlines)(1)                                     7.125     12/01/2024        2,042,800
   4,175,000   Los Angeles, CA Regional Airports Improvement
               Corp. (Delta Airlines)(1)                                        6.350     11/01/2025        4,127,322
  16,000,000   Los Angeles, CA Unified School District(2)                       5.250     07/01/2034       17,106,508
     365,000   Menifee, CA Union School District Special Tax
               Community Facilities District No. 2006-3(1)                      5.000     09/01/2037          287,773
   2,500,000   Modesto, CA Special Tax Community Facilities
               District No. 4(1)                                                5.150     09/01/2036        1,978,100
   5,000,000   Moreno Valley, CA Community Redevel. Agency(1)                   5.000     08/01/2032        4,639,800
     630,000   Moreno Valley, CA Unified School District
               Community Facilities District Special Tax(1)                     5.000     09/01/2037          546,431
     660,000   Moreno Valley, CA Unified School District
               Community Facilities District Special Tax No.
               2004-3(1)                                                        5.000     09/01/2027          582,298


                       6 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

  Principal
   Amount                                                                       Coupon     Maturity         Value
------------                                                                    ------    ----------   --------------
California Continued
$  1,250,000   Moreno Valley, CA Unified School District
               Community Facilities District Special Tax No.
               2004-3(1)                                                        5.000%    09/01/2037   $    1,025,500
  20,000,000   Northern CA Tobacco Securitization Authority
               (TASC)(1)                                                        5.500     06/01/2045       15,063,600
   4,250,000   Oakland, CA GO(1)                                                6.000     01/15/2034        4,616,393
     955,000   Orange, CA Community Facilities District
               Special Tax (Del Rio Public Improvements)(1)                     5.750     10/01/2030          964,292
   7,000,000   Palomar Pomerado, CA Health Care District
               COP(1)                                                           6.625     11/01/2029        7,768,460
   1,000,000   Palomar Pomerado, CA Health Care District
               COP(1)                                                           6.750     11/01/2039        1,104,280
     365,000   Perris, CA Community Facilities District
               Special Tax(1)                                                   5.300     09/01/2035          330,190
     555,000   Perris, CA Community Facilities District
               Special Tax No. 2001(1)                                          5.000     09/01/2026          494,549
   1,550,000   Perris, CA Community Facilities District
               Special Tax No. 2001(1)                                          5.000     09/01/2037        1,271,620
     645,000   Perris, CA Community Facilities District
               Special Tax No. 2005-1(1)                                        5.000     09/01/2037          543,619
   1,260,000   Rialto, CA Special Tax Community Facilities
               District No. 2006-1(1)                                           5.350     09/01/2036        1,093,478
   2,700,000   Riverside, CA (Recovery Zone Facility) COP(1)                    5.500     03/01/2040        2,756,646
   1,000,000   Romoland, CA School District Special Tax
               Community Facilities District(1)                                 5.400     09/01/2036          930,530
   5,000,000   Sacramento County, CA Airport(1)                                 6.000     07/01/2041        5,471,500
  20,390,000   San Diego, CA Unified School District(1)                         0.000(4)  07/01/2048        6,346,795
  22,550,000   San Diego, CA Unified School District                            5.990(3)  07/01/2039        3,948,731
  15,985,000   San Diego, CA Unified School District                            5.990(3)  07/01/2040        2,627,295
   1,620,000   San Gorgonio, CA Memorial Health Care
               District(1)                                                      7.000     08/01/2027        1,813,493
   7,000,000   Santa Rosa, CA Rancheria Tachi Yokut Tribe
               Enterprise(1)                                                    6.625     03/01/2018        6,686,540
  24,150,000   Southern CA Tobacco Securitization Authority(1)                  5.125     06/01/2046       17,035,169
  13,675,000   Southern CA Tobacco Securitization Authority                     6.400(3)  06/01/2046          460,301
  47,250,000   Southern CA Tobacco Securitization Authority                     7.100(3)  06/01/2046        1,320,165
   7,430,000   Southern CA Tobacco Securitization Authority
               (TASC)(1)                                                        5.000     06/01/2037        5,902,021
     760,000   Stockton, CA Public Financing Authority,
               Series A(1)                                                      5.000     09/01/2016          747,878
     645,000   Stockton, CA Public Financing Authority,
               Series A(1)                                                      5.000     09/01/2018          624,637
   5,135,000   Stockton, CA Public Financing Authority,
               Series A(1)                                                      5.250     09/01/2031        4,269,496
     235,000   Temecula Valley, CA Unified School District
               Community Facilities District No. 2004(1)                        5.000     09/01/2037          211,319
   2,000,000   Temecula, CA Public Financing Authority
               Community Facilities District (Roripaugh)(1)                     5.450     09/01/2026        1,181,780
   1,000,000   Temecula, CA Public Financing Authority
               Community Facilities District (Roripaugh)(1)                     5.500     09/01/2036          519,910
   2,700,000   Tustin, CA Community Facilities District
               Special Tax (Legacy/Columbus)(1)                                 6.000     09/01/2036        2,752,758
  10,500,000   University of California (Regents Medical
               Center)(2)                                                       5.000     05/15/2037       10,912,125


                       7 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

  Principal
   Amount                                                                       Coupon     Maturity         Value
------------                                                                    ------    ----------   --------------
California Continued
$ 16,000,000   University of California (Regents Medical
               Center)(2)                                                       5.250%    05/15/2039   $   17,441,120
     100,000   Victor Valley, CA Union High School District(1)                  5.050     09/01/2025           89,117
   1,160,000   Victor Valley, CA Union High School District(1)                  5.100     09/01/2035          924,984
   2,025,000   Westside, CA Union School District Community
               Facilities District Special Tax No. 2005-2(1)                    5.000     09/01/2036        1,677,692
                                                                                                       --------------
                                                                                                          673,482,530
Colorado--4.6%
   5,000,000   Arkansas River, CO Power Authority(1)                            5.250     10/01/2032        4,958,000
  11,690,000   Arkansas River, CO Power Authority(1)                            6.000     10/01/2040       12,125,219
     750,000   Arkansas River, CO Power Authority(1)                            6.125     10/01/2040          795,450
     500,000   CO Andonea Metropolitan District No. 2(1)                        6.125     12/01/2025          427,215
   1,000,000   CO Andonea Metropolitan District No. 3(1)                        6.250     12/01/2035          781,570
   2,800,000   CO Arista Metropolitan District(1)                               6.750     12/01/2035        2,101,848
   4,415,000   CO Broomfield Village Metropolitan District
               No. 2(1)                                                         6.250     12/01/2032        3,687,011
     945,000   CO Central Marksheffel Metropolitan District(1)                  7.250     12/01/2029          948,411
   6,700,000   CO Compark Business Campus Metropolitan
               District(1)                                                      5.600     12/01/2034        5,507,869
     500,000   CO Copperleaf Metropolitan District No. 2(1)                     5.850     12/01/2026          385,280
     625,000   CO Copperleaf Metropolitan District No. 2(1)                     5.950     12/01/2036          442,006
     500,000   CO Crystal Crossing Metropolitan District(1)                     6.000     12/01/2036          356,135
      10,000   CO Deer Creek Metropolitan District(1)                           5.000     12/01/2026           10,146
     125,000   CO E-470 Public Highway Authority                                6.814(3)  09/01/2025           50,588
     500,000   CO Educational and Cultural Facilities
               Authority (Carbon Valley Academy Charter
               School)(1)                                                       5.625     12/01/2036          424,910
   2,250,000   CO Educational and Cultural Facilities
               Authority (Free Horizon Charter School)(1)                       6.125     06/15/2040        2,416,500
   5,000,000   CO Educational and Cultural Facilities
               Authority (Inn at Auraria)                                       6.000     07/01/2042        2,864,500
   1,390,000   CO Educational and Cultural Facilities
               Authority (Parker Core Charter School)(1)                        6.000     11/01/2040        1,469,230
      10,000   CO Educational and Cultural Facilities
               Authority (University of Northern Colorado)(1)                   5.000     07/01/2031            9,929
     500,000   CO Elbert and Highway 86 Metropolitan
               District(1)                                                      5.750     12/01/2036          371,890
   1,000,000   CO Elkhorn Ranch Metropolitan District(1)                        6.375     12/01/2035          816,900
     500,000   CO Fallbrook Metropolitan District(1)                            5.625     12/01/2026          401,635
     750,000   CO Fossil Ridge Metropolitan District No. 1(1)                   7.250     12/01/2040          750,990
      10,000   CO Health Facilities Authority (Denver
               Options)(1)                                                      5.375     02/01/2022            8,748
      30,000   CO Health Facilities Authority (Denver
               Options)(1)                                                      5.625     02/01/2032           25,135
      10,000   CO Health Facilities Authority (National
               Jewish Medical & Research Center)(1)                             5.375     01/01/2023            9,889
     500,000   CO Heritage Todd Creek Metropolitan District(1)                  5.500     12/01/2037          353,170
     500,000   CO High Plains Metropolitan District(1)                          6.250     12/01/2035          390,785
     333,000   CO Horse Creek Metropolitan District(1)                          5.750     12/01/2036          245,145
  11,010,000   CO Hsg. & Finance Authority (Single Family)(2)                   5.500     11/01/2029       11,733,573
     500,000   CO Huntington Trails Metropolitan District(1)                    6.250     12/01/2036          497,415


                       8 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

  Principal
   Amount                                                                       Coupon     Maturity         Value
------------                                                                    ------    ----------   --------------
Colorado Continued
$    480,000   CO International Center Metropolitan District
               No. 3(1)                                                         6.500%    12/01/2035   $      367,397
     500,000   CO Liberty Ranch Metropolitan District(1)                        6.250     12/01/2036          389,520
     625,000   CO Madre Metropolitan District No. 2(1)                          5.500     12/01/2036          388,706
   2,770,000   CO Murphy Creek Metropolitan District No. 3                      6.000     12/01/2026        1,443,973
   2,850,000   CO Murphy Creek Metropolitan District No. 3                      6.125     12/01/2035        1,483,368
   2,665,000   CO North Pines Metropolitan District(1)                          6.750     12/01/2036        2,216,934
   1,945,000   CO North Range Metropolitan District No. 1(1)                    5.000     12/15/2024        1,564,869
   1,250,000   CO North Range Metropolitan District No. 2(1)                    5.500     12/15/2018        1,202,400
     500,000   CO North Range Metropolitan District No. 2(1)                    5.500     12/15/2037          425,390
   1,000,000   CO Northwest Metropolitan District No. 3(1)                      6.125     12/01/2025          854,430
   1,875,000   CO Northwest Metropolitan District No. 3(1)                      6.250     12/01/2035        1,506,694
     125,000   CO Potomac Farms Metropolitan District(1)                        0.000(4)  12/01/2023          118,935
     750,000   CO Potomac Farms Metropolitan District(1)                        7.250     12/01/2037          568,245
     485,000   CO Prairie Center Metropolitan District No.
               3(1)                                                             5.250     12/15/2021          430,762
     815,000   CO Prairie Center Metropolitan District No.
               3(1)                                                             5.400     12/15/2031          659,156
     750,000   CO Regency Metropolitan District(1)                              5.750     12/01/2036          560,400
   8,000,000   CO Regional Transportation District (Denver
               Transportation Partners)(1)                                      6.000     01/15/2034        8,488,720
   4,500,000   CO Regional Transportation District (Denver
               Transportation Partners)(1)                                      6.000     01/15/2041        4,760,820
  20,000,000   CO Regional Transportation District (Denver
               Transportation Partners)(1)                                      6.500     01/15/2030       22,137,800
      15,000   CO Ridges Metropolitan District Mesa County(1)                   6.100     10/15/2013           15,053
   1,000,000   CO Serenity Ridge Metropolitan District No. 2                    7.500     12/01/2034          480,400
     270,000   CO Silver Dollar Metropolitan District(1)                        5.100     12/01/2030          222,507
     500,000   CO Silver Peaks Metropolitan District(1)                         5.750     12/01/2036          363,105
   1,000,000   CO Sorrell Ranch Metropolitan District                           6.750     12/15/2036          851,040
     681,000   CO Tallgrass Metropolitan District(1)                            5.250     12/01/2037          560,490
     540,000   CO Tallyns Reach Metropolitan District No. 3(1)                  5.100     12/01/2026          519,334
     500,000   CO Traditions Metropolitan District No. 2(1)                     5.750     12/01/2036          386,400
   1,129,000   CO Wheatlands Metropolitan District(1)                           6.000     12/01/2025          952,255
     500,000   CO Wheatlands Metropolitan District(1)                           6.125     12/01/2035          390,715
     250,000   CO Woodmen Heights Metropolitan District No. 1                   6.750     12/01/2020          125,788
   4,500,000   CO Woodmen Heights Metropolitan District No. 1                   7.000     12/01/2030        2,253,600
  10,000,000   Ebert, CO Metropolitan District(1)                               5.350     12/01/2037        7,906,900
     175,000   Fairplay, CO Sanitation District(1)                              5.250     12/15/2031          146,351
     180,000   Jefferson County, CO (Section 14 Metropolitan
               District)(1)                                                     5.000     12/01/2018          189,914
   2,570,000   Loveland, CO Special Assessment(1)                               5.625     07/01/2029        1,985,119
      25,000   Public Authority for CO (Natural Gas Energy)(1)                  6.250     11/15/2028           28,365
   5,115,000   Public Authority for CO (Natural Gas Energy)(1)                  6.500     11/15/2038        6,014,268
     500,000   Tabernash Meadows, CO Water & Sanitation
               District(1)                                                      7.125     12/01/2034          524,080
      30,000   University of Colorado Hospital Authority(1)                     5.200     11/15/2017           30,044


                       9 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

  Principal
   Amount                                                                       Coupon     Maturity         Value
------------                                                                    ------    ----------   --------------
Colorado Continued
$     20,000   University of Colorado Hospital Authority(1)                     5.250%    11/15/2022   $       20,013
                                                                                                       --------------
                                                                                                          128,901,352
Connecticut--0.2%
      75,000   CT Devel. Authority (Church Homes)(1)                            5.800     04/01/2021           75,002
     785,000   CT H&EFA (Bridgeport Hospital)(1)                                6.625     07/01/2018          795,048
      35,000   CT H&EFA (Bridgeport Hospital/Bridgeport
               Hospital Foundation Obligated Group)(1)                          5.250     07/01/2015           35,064
      15,000   CT H&EFA (DKH)(1)                                                5.375     07/01/2016           15,045
     220,000   CT H&EFA (DKH/CHHC/HNE Obligated Group)(1)                       5.375     07/01/2026          220,227
     230,000   CT H&EFA (Ethel Walker School)(1)                                6.000     07/01/2039          232,298
      15,000   CT H&EFA (Lawrence & Memorial Hospital)(1)                       5.000     07/01/2013           15,024
      50,000   CT H&EFA (Middlesex Hospital)(1)                                 5.125     07/01/2017           50,049
      10,000   CT H&EFA (Sacred Heart University)(1)                            5.000     07/01/2028           10,001
      60,000   CT HFA(1)                                                        5.600     06/15/2017           60,152
     500,000   Georgetown, CT Special Taxing District                           5.125     10/01/2036          262,820
  10,150,000   Mashantucket, CT Western Pequot Tribe, Series B                  5.750     09/01/2027        4,779,940
                                                                                                       --------------
                                                                                                            6,550,670
Delaware--0.2%
   3,900,000   Bridgeville, DE Special Obligation (Heritage
               Shores)(1)                                                       5.450     07/01/2035        2,806,713
   1,000,000   Kent County, DE Student Hsg. (Delaware State
               University Student Hsg. Foundation)(1)                           5.000     07/01/2025          787,250
     630,000   Kent County, DE Student Hsg. (Delaware State
               University Student Hsg. Foundation)(1)                           5.000     07/01/2030          467,712
   2,310,000   Millsboro, DE Special Obligation (Plantation
               Lakes)(1)                                                        5.450     07/01/2036        1,713,396
                                                                                                       --------------
                                                                                                            5,775,071
District of Columbia--0.6%
     775,000   District of Columbia Tobacco Settlement
               Financing Corp.(1)                                               6.750     05/15/2040          775,853
  72,125,000   District of Columbia Tobacco Settlement
               Financing Corp. (TASC)                                           6.375(3)  06/15/2046        1,844,236
 304,205,000   District of Columbia Tobacco Settlement
               Financing Corp. (TASC)                                           6.924(3)  06/15/2046        9,533,785
   6,500,000   Metropolitan Washington D.C. Airport Authority
               (Dulles Toll Road)                                               1.060(3)  10/01/2041        5,032,560
                                                                                                       --------------
                                                                                                           17,186,434
Florida--16.2%
     770,000   Aberdeen, FL Community Devel. District                           5.250     11/01/2015          417,725
     715,000   Aberdeen, FL Community Devel. District                           5.500     05/01/2036          373,001
     100,000   Alachua County, FL Health Facilities Authority
               (Shands Teaching Hospital & Clinics/Shands at
               Lake Shore Obligated Group)(1)                                   6.750     12/01/2030          110,959
   2,000,000   Amelia Concourse, FL Community Devel.
               District(5, 6)                                                   5.750     05/01/2038          786,380
  13,175,000   Arborwood, FL Community Devel. District
               (Centex Homes)(1)                                                5.250     05/01/2016       11,464,358
   1,125,000   Arlington Ridge, FL Community Devel. District                    5.500     05/01/2036          449,550


                      10 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

  Principal
   Amount                                                                       Coupon     Maturity         Value
------------                                                                    ------    ----------   --------------
Florida Continued
$    105,000   Atlantic Beach, FL Health Care Facilities                        6.000%    10/01/2029   $       90,227
               (Fleet Landing)(1)
   1,385,000   Avelar Creek, FL Community Devel. District(1)                    5.375     05/01/2036        1,052,572
     435,000   Avignon Villages, FL Community Devel.
               District(5, 6)                                                   5.300     05/01/2014          108,489
     250,000   Avignon Villages, FL Community Devel.
               District(5, 6)                                                   5.400     05/01/2037           62,350
     395,000   Bahia Lakes, FL Community Devel. District(1)                     5.450     05/01/2037          300,176
   1,575,000   Bainebridge, FL Community Devel. District(1)                     5.500     05/01/2038        1,109,383
      65,000   Baker County, FL Hospital Authority(1)                           5.300     12/01/2023           56,389
   1,785,000   Bay Laurel Center, FL Community Devel.
               District(1)                                                      5.450     05/01/2037        1,567,873
   1,485,000   Baywinds, FL Community Devel. District(1)                        5.250     05/01/2037          777,873
   1,200,000   Beacon Lakes, FL Community Devel. District
               Special Assessment(1)                                            6.200     05/01/2038        1,076,832
      50,000   Boynton Beach, FL Multifamily Hsg. (Clipper
               Cove Apartments)(1)                                              5.300     01/01/2023           48,046
   1,950,000   Boynton Village, FL Community Devel. District
               Special Assessment(1)                                            6.000     05/01/2038        1,533,071
   2,450,000   Brevard County, FL Industrial Devel. Revenue
               (Tuff Florida Tech)(1)                                           6.500     11/01/2029        2,597,172
  11,000,000   Brevard County, FL Industrial Devel. Revenue
               (Tuff Florida Tech)(1)                                           6.750     11/01/2039       11,555,830
      25,000   Broward County, FL Educational Facilities
               Authority (Nova Southeastern University)(1)                      5.625     04/01/2034           25,336
     200,000   Cape Coral, FL Health Facilities Authority
               (Gulf Care)(1)                                                   5.625     10/01/2027          194,986
     380,000   Cape Coral, FL Health Facilities Authority
               (Gulf Care)(1)                                                   6.000     10/01/2025          380,027
   1,300,000   Cascades, FL Groveland Community Devel.
               District(1)                                                      5.300     05/01/2036          934,739
   2,910,000   Century Gardens at Tamiami, FL Community
               Devel. District (Century Gardens at Tamiami)(5)                  6.125     05/01/2012        1,870,664
   6,650,000   Century Gardens at Tamiami, FL Community
               Devel. District (Century Gardens at Tamiami)(5)                  6.250     05/01/2037        3,801,406
   3,400,000   Chapel Creek, FL Community Devel. District
               Special Assessment(5, 6)                                         5.500     05/01/2038        1,119,960
   1,500,000   City Center, FL Community Devel. District(5)                     6.000     05/01/2038          664,575
   1,675,000   Clearwater Cay, FL Community Devel. District(5)                  5.500     05/01/2037          675,226
   2,220,000   Colonial Country Club, FL Community Devel.(1)                    6.400     05/01/2033        2,300,653
   3,370,000   Concorde Estates, FL Community Devel.
               District(5, 6)                                                   5.850     05/01/2035        1,583,900
   1,245,000   Connerton West, FL Community Devel. District(5)                  5.125     05/01/2016          473,349
   1,520,000   Copperstone, FL Community Devel. District(1)                     5.200     05/01/2038        1,136,428
   2,685,000   Cordoba Ranch, FL Community Devel. District
               Special Assessment(5, 6)                                         5.550     05/01/2037        1,026,180
     405,000   Coronado, FL Community Devel. District(1)                        6.000     05/01/2038          388,703
   4,365,000   Creekside, FL Community Devel. District(5, 6)                    5.200     05/01/2038        1,831,118
     875,000   Crosscreek, FL Community Devel. District                         5.500     05/01/2017          328,125
     415,000   Crosscreek, FL Community Devel. District                         5.600     05/01/2039          155,625
   5,690,000   Cypress Creek of Hillsborough County, FL
               Community Devel. District                                        5.350     05/01/2037        2,834,587


                      11 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

  Principal
   Amount                                                                       Coupon     Maturity         Value
------------                                                                    ------    ----------   --------------
Florida Continued
$  1,055,000   Dade County, FL IDA (Miami Cerebral Palsy
               Residence)(1)                                                    8.000%    06/01/2022   $    1,040,051
      10,000   Dania, FL Sales Tax(1)                                           5.000     10/01/2025           10,001
      25,000   Destin, FL Community Redevel. Agency (Town
               Center Area)(1)                                                  5.300     05/01/2027           20,289
   1,815,000   Dupree Lakes, FL Community Devel. District(1)                    5.375     05/01/2037        1,491,640
     915,000   Durbin Crossing, FL Community Devel. District
               Special Assessment                                               5.250     11/01/2015          683,853
      10,000   Duval County, FL HFA (C.A.U. Eagles Point
               North/C.A.U. Cedars Obligated Group)(1)                          5.650     07/01/2022            9,999
     290,000   East Homestead, FL Community Devel. District(5)                  5.000     05/01/2011          229,912
   2,400,000   East Homestead, FL Community Devel. District(1)                  5.375     05/01/2036        1,830,576
   1,365,000   East Homestead, FL Community Devel. District(1)                  5.450     11/01/2036        1,223,450
     500,000   Enclave at Black Point Marina, FL Community
               Devel. District                                                  5.200     05/01/2014          406,500
     225,000   Enclave at Black Point Marina, FL Community
               Devel. District                                                  5.400     05/01/2037          162,351
      25,000   Enterprise, FL Community Devel. District(1)                      5.700     05/01/2029           25,202
     700,000   Escambia County, FL Health Facilities
               Authority(1)                                                     5.950     07/01/2020          726,887
   2,345,000   Escambia County, FL Health Facilities
               Authority (Baptist Manor/Baptist Hospital
               Obligated Group)(1)                                              6.000     08/15/2036        2,430,850
      10,000   Escambia County, FL Utilities Authority(1)                       6.250     01/01/2015           11,190
   7,470,000   Fiddler's Creek, FL Community Devel. District
               No. 2(5)                                                         6.000     05/01/2038        2,390,400
     300,000   FL Capital Trust Agency (AHF Florida LLC)                        8.125     10/01/2038           27,711
   2,550,000   FL Capital Trust Agency (American
               Opportunity)(1)                                                  5.875     06/01/2038        1,029,155
   5,665,000   FL Capital Trust Agency (Atlantic Hsg.
               Foundation)(5)                                                   7.000     07/15/2032        2,851,478
   1,875,000   FL Capital Trust Agency (Atlantic Hsg.
               Foundation)(5)                                                   8.260     07/15/2038          939,844
     750,000   FL Capital Trust Agency (Miami Community
               Charter School)(1)                                               7.000     10/15/2040          747,173
  10,440,000   FL COP (Dept. of Management Services)(2)                         5.250     08/01/2028       11,299,003
      20,000   FL Correctional Private Commission (350 Bed
               Youthful) COP(1)                                                 5.000     08/01/2017           20,037
     230,000   FL Gateway Services Community Devel. District
               (Sun City Center)(1)                                             6.500     05/01/2033          224,692
   1,250,000   FL Higher Educational Facilities Financial
               Authority (Bethune-Cookman University)(7)                        5.375     07/01/2032        1,275,900
   7,630,000   FL Island at Doral III Community Devel.
               District Special Assessment(1)                                   5.900     05/01/2035        6,742,097
   1,100,000   FL Lake Ashton II Community Devel. District(1)                   5.375     05/01/2036          871,354
   1,000,000   FL New Port Tampa Bay Community Devel.
               District(5)                                                      5.300     11/01/2012          307,500
   7,220,000   FL New Port Tampa Bay Community Devel.
               District(5)                                                      5.875     05/01/2038        2,220,150
     500,000   FL Parker Road Community Devel. District                         5.350     05/01/2015          285,150
     485,000   FL Parker Road Community Devel. District                         5.600     05/01/2038          277,105
     950,000   FL Principal One Community Devel. District(1)                    5.650     05/01/2035          904,087
      60,000   FL State Board of Education(1)                                   5.000     06/01/2024           60,204
   3,945,000   Flora Ridge, FL Educational Facilities Benefit
               District(1)                                                      5.300     05/01/2037        3,177,658
   2,065,000   Fontainbleau Lakes, FL Community Devel.
               District(5)                                                      6.000     05/01/2015        1,373,225


                      12 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

 Principal
  Amount                                                                        Coupon    Maturity        Value
------------                                                                    ------   ----------   --------------
Florida Continued
 $   890,000   Fontainbleau Lakes, FL Community Devel.
               District(5)                                                       6.000%  05/01/2038   $      591,850
     150,000   Forest Creek, FL Community Devel. District(5)                     5.450   05/01/2036          137,831
     616,868   Forest Creek, FL Community Devel. District                        5.450   05/01/2036          402,364
  10,000,000   Grand Bay at Doral, FL Community Devel.
               District                                                          6.000   05/01/2017        3,802,000
   3,000,000   Grand Bay at Doral, FL Community Devel.
               District                                                          6.000   05/01/2039        1,140,600
   3,580,000   Greater Lakes/Sawgrass Bay, FL Community
               Devel. District(5)                                                5.500   05/01/2038        1,717,899
  16,000,000   Greater Orlando, FL Aviation Authority(2)                         5.000   10/01/2032       16,712,160
   3,645,000   Harrison Ranch, FL Community Devel. District(1)                   5.300   05/01/2038        2,737,140
     375,000   Hawks Point, FL Community Devel. District(1)                      5.300   05/01/2039          270,019
     915,000   Heritage Harbour South, FL Community Devel.
               District(1)                                                       6.500   05/01/2034          915,558
     195,000   Heritage Isles, FL Community Devel.
               District(5, 6)                                                    7.100   10/01/2023           77,733
   1,215,000   Heritage Plantation, FL Community Devel.
               District                                                          5.400   05/01/2037          486,243
      10,000   Hialeah, FL Hsg. Authority(1)                                     5.800   06/20/2033           10,309
     310,000   Highland Meadows, FL Community Devel. District
               Special Assessment, Series A(5, 6)                                5.500   05/01/2036          125,181
     630,000   Highlands, FL Community Devel. District(5)                        5.000   05/01/2011          315,000
   9,300,000   Highlands, FL Community Devel. District(5, 6)                     5.550   05/01/2036        5,214,510
     745,000   Hillsborough County, FL IDA (Senior Care
               Group)(1)                                                         6.750   07/01/2029          740,217
      25,000   Hillsborough County, FL IDA (Tampa General
               Hospital)(1)                                                      5.400   10/01/2028           25,349
   5,000,000   Hillsborough County, FL IDA (University
               Community Hospital)(1)                                            8.000   08/15/2032        7,114,450
     875,000   Indigo, FL Community Devel. District                              5.750   05/01/2036          508,760
      35,000   Jacksonville, FL Health Facilities Authority
               (Daughters of Charity Health Services of
               Austin)(1)                                                        5.250   08/15/2027           35,120
      25,000   Jacksonville, FL Sales Tax(1)                                     5.000   10/01/2030           25,207
   3,875,000   K-Bar Ranch, FL Community Devel. District
               Special Assessment(5)                                             5.450   05/01/2036        2,803,601
   5,500,000   Keys Cove, FL Community Devel. District(1)                        5.500   05/01/2036        4,668,785
     225,000   Lake Frances, FL Community Devel. District
               Special Assessment(5)                                             5.300   05/01/2037          113,603
      75,000   Lakeland, FL Hospital System (Lakeland
               Regional Medical Center)(1)                                       5.250   11/15/2025           75,035
     250,000   Lakeside Landings, FL Devel. District(5, 6)                       5.500   05/01/2038          102,500
   4,915,000   Lakewood Ranch, FL Stewardship District(1)                        5.500   05/01/2036        3,533,295
   3,935,000   Lakewood Ranch, FL Stewardship District
               (Country Club East Investors)(1)                                  5.400   05/01/2037        2,822,654
   1,000,000   Landmark at Doral, FL Community Devel.
               District Special Assessment(5, 6)                                 5.500   05/01/2038          367,600
   4,500,000   Lee County, FL IDA (Cypress Cove Healthpark)(1)                   6.750   10/01/2032        3,707,190
     500,000   Legends Bay, FL Community Devel. District                         5.500   05/01/2014          380,315
     500,000   Legends Bay, FL Community Devel. District                         5.875   05/01/2038          352,460
   2,020,000   Lucaya, FL Community Devel. District(1)                           5.375   05/01/2035        1,666,460
   2,490,000   Madeira, FL Community Devel. District                             5.250   11/01/2014        1,719,743
   2,465,000   Madeira, FL Community Devel. District                             5.450   05/01/2039        1,619,899



                      13 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

 Principal
  Amount                                                                        Coupon    Maturity         Value
------------                                                                    ------   ----------   --------------
Florida Continued
 $   530,000   Madison County, FL Mtg. (Twin Oaks)(1)                            6.000%  07/01/2025   $      485,814
   1,775,000   Magnolia Creek, FL Community Devel. District(5)                   5.900   05/01/2039          887,855
   1,425,000   Magnolia West, FL Community Devel. District
               Special Assessment(1)                                             5.350   05/01/2037          894,259
   8,975,000   Meadow Pines, FL Community Devel. District
               Special Assessment(1)                                             6.250   05/01/2034        7,941,619
   1,500,000   Meadow Woods, FL Community Devel. District
               Special Assessment(1)                                             6.050   05/01/2035        1,040,895
   4,375,000   Mediterranea, FL Community Devel. District
               Special Assessment                                                5.600   05/01/2037        2,608,113
   2,390,000   Miami Beach, FL Health Facilities Authority
               (Mt. Sinai Medical Center)(1)                                     6.800   11/15/2031        2,424,344
   1,750,000   Miami Beach, FL Parking(7)                                        5.000   09/01/2040        1,720,040
      50,000   Miami, FL Health Facilities Authority
               (Catholic Health East)(1)                                         5.250   11/15/2028           50,517
  15,000,000   Miami-Dade County, FL Aviation (Miami
               International Airport)(2)                                         5.000   10/01/2041       15,163,650
   7,140,000   Miromar Lakes, FL Community Devel. District(1)                    6.875   05/01/2035        6,035,656
   3,380,000   Miromar Lakes, FL Community Devel. District(1)                    7.375   05/01/2032        3,100,305
   3,800,000   Monterey/Congress, FL Community Devel.
               District Special Assessment(1)                                    5.375   05/01/2036        3,101,218
   9,385,000   Moody River, FL Estates Community Devel.
               District(1)                                                       5.350   05/01/2036        5,930,006
  10,845,000   Myrtle Creek, FL Improvement District Special
               Assessment(1)                                                     5.200   05/01/2037        7,586,620
     210,000   Naples, FL Hospital Revenue (Naples Community
               Hospital)(1)                                                      5.250   10/01/2014          210,305
     580,000   Naturewalk, FL Community Devel. District                          5.300   05/01/2016          365,470
     485,000   Naturewalk, FL Community Devel. District                          5.500   05/01/2038          252,370
   1,800,000   Northern Palm Beach, FL Improvement District(1)                   5.350   08/01/2041        1,463,094
     470,000   Oak Creek, FL Community Devel. District
               Special Assessment(1)                                             5.800   05/01/2035          398,076
   7,475,000   Oakland, FL Charter School(1)                                     6.950   12/01/2032        7,495,108
   1,345,000   Oakmont Grove, FL Community Devel. District
               Special Assessment(5, 6)                                          5.250   05/01/2012          470,078
     500,000   Oakmont Grove, FL Community Devel. District
               Special Assessment(5, 6)                                          5.400   05/01/2038          174,750
     300,000   Orange County, FL Health Facilities Authority
               (GF Orlando/CFGH Obligated Group)(1)                              8.875   07/01/2021          308,892
     800,000   Orange County, FL Health Facilities Authority
               (GF Orlando/CFGH Obligated Group)(1)                              9.000   07/01/2031          823,816
  10,000,000   Orange County, FL Health Facilities Authority
               (Nemours Foundation)(2)                                           5.000   01/01/2039       10,369,300
     250,000   Orange County, FL Health Facilities Authority
               (Orlando Lutheran Tower)(1)                                       5.500   07/01/2032          220,075
  10,000,000   Orange County, FL School Board COP(2)                             5.500   08/01/2034       10,833,000
   1,250,000   Palm Bay, FL Educational Facilities (Patriot
               Charter School)(5, 6)                                             7.000   07/01/2036          624,738


                      14 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

Principal
 Amount                                                                         Coupon    Maturity         Value
-----------                                                                     ------   ----------   --------------
Florida Continued
 $    50,000   Palm Beach County Plantation, FL Community                        6.250%  05/01/2034   $       51,801
               Devel. District Special Assessment(1)
     125,000   Palm Beach County, FL Health Facilities
               Authority (Boca Raton Community Hospital)(1)                      5.500   12/01/2021          123,869
      25,000   Palm Beach County, FL Health Facilities
               Authority (Boca Raton Community Hospital)(1)                      5.625   12/01/2031           23,685
   2,040,000   Palm Coast Park, FL Community Devel. District
               Special Assessment(1)                                             5.700   05/01/2037        1,280,263
   1,170,000   Palm Glades, FL Community Devel. District(1)                      4.850   05/01/2011          830,934
   2,400,000   Palm Glades, FL Community Devel. District(1)                      5.300   05/01/2036        1,951,920
     460,000   Palm River, FL Community Devel. District(5, 6)                    5.150   05/01/2013          182,988
     510,000   Palm River, FL Community Devel. District(5, 6)                    5.375   05/01/2036          202,878
   4,510,000   Palma Sola Trace, FL Community Devel.
               District(1)                                                       5.750   05/01/2035        4,057,512
   2,510,000   Parkway Center, FL Community Devel. District,
               Series A(1)                                                       6.125   05/01/2024        2,196,903
   2,205,000   Parkway Center, FL Community Devel. District,
               Series A(1)                                                       6.300   05/01/2034        1,796,678
   1,425,000   Pine Ridge Plantation, FL Community Devel.
               District(5)                                                       5.400   05/01/2037          922,773
   1,500,000   Pinellas County, FL Health Facility Authority
               (St. Mark Village)(1)                                             5.650   05/01/2037        1,255,845
     430,000   Poinciana West, FL Community Devel. District
               Special Assessment(1)                                             6.000   05/01/2037          392,659
      25,000   Port Everglades, FL Authority, Series A(1)                        5.000   09/01/2016           26,384
     550,000   Port St. Lucie, FL Special Assessment (Peacock
               & Lowry)(1)                                                       5.350   07/01/2027          473,094
     670,000   Portico, FL Community Devel. District                             5.450   05/01/2037          324,642
   2,670,000   Portofino Cove, FL Community Devel. District
               Special Assessment(5)                                             5.250   05/01/2012        1,068,000
     490,000   Portofino Cove, FL Community Devel. District
               Special Assessment(5)                                             5.500   05/01/2038          196,000
     285,000   Portofino Landings, FL Community Devel.                           5.200   05/01/2017          114,000
               District Special Assessment(5, 6)
     980,000   Portofino Landings, FL Community Devel.                           5.400   05/01/2038          392,000
               District Special Assessment(5)
     265,000   Portofino Springs, FL Community Devel.
               District Special Assessment(5)                                    5.500   05/01/2038          114,030
   5,950,000   Quarry, FL Community Devel. District(1)                           5.250   05/01/2016        5,125,330
     335,000   Quarry, FL Community Devel. District(1)                           5.250   05/01/2036          224,266
  45,370,000   Quarry, FL Community Devel. District(1)                           5.500   05/01/2036       31,555,742
  10,840,000   Renaissance Commons, FL Community Devel.
               District, Series A(1)                                             5.600   05/01/2036        9,170,965
   1,710,000   Reunion East, FL Community Devel. District                        5.800   05/01/2036          936,687
   6,025,000   Reunion East, FL Community Devel. District,
               Series A                                                          7.375   05/01/2033        4,534,054
   2,405,000   Reunion West, FL Community Devel. District                        6.250   05/01/2036        1,317,243
   1,480,000   Ridgewood Trails, FL Community Devel. District                    5.650   05/01/2038          781,751
   2,500,000   River Glen, FL Community Devel. District
               Special Assessment(5, 6)                                          5.450   05/01/2038        1,007,425


                      15 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

  Principal
   Amount                                                                       Coupon     Maturity         Value
------------                                                                    ------    ----------   --------------
Florida Continued
$  1,165,000   Riverwood Estates, FL Community Devel.                            5.350%   05/01/2037   $      201,196
               District Special Assessment(5, 6)
     160,000   Rolling Hills, FL Community Devel. District(1)                    5.450    05/01/2037           98,133
     400,000   Santa Rosa Bay, FL Bridge Authority                               6.250    07/01/2028          194,180
   4,535,000   Sarasota County, FL Educational Facilities
               (School of Arts & Sciences)(1)                                    6.500    07/01/2040        4,672,229
   3,505,000   Sarasota County, FL Educational Facilities
               (School of Arts & Sciences)(1)                                    6.750    07/01/2030        3,739,134
  23,750,000   Sarasota, FL National Community Devel.
               District Special Assessment(5)                                    5.300    05/01/2039        4,275,000
   2,285,000   Shingle Creek, FL Community Devel.
               District(5, 6)                                                    6.100    05/01/2025          896,863
   6,340,000   Shingle Creek, FL Community Devel.
               District(5, 6)                                                    6.125    05/01/2037        2,488,450
   2,875,000   Six Mile Creek, FL Community Devel. District(8)                   5.875    05/01/2038          934,088
   1,985,000   South Bay, FL Community Devel. District(5, 6)                     5.125    11/01/2009          630,238
   3,750,000   South Bay, FL Community Devel. District(5, 6)                     5.375    05/01/2013          816,000
   5,400,000   South Bay, FL Community Devel. District(5, 6)                     5.950    05/01/2036        1,714,500
   2,725,000   St. John's Forest, FL Community Devel.
               District, Series A(1)                                             6.125    05/01/2034        2,429,038
   1,500,000   St. John's County, FL IDA (Presbyterian
               Retirement)(1)                                                    5.875    08/01/2040        1,544,160
   1,500,000   St. John's County, FL IDA (Presbyterian
               Retirement)(1)                                                    6.000    08/01/2045        1,542,210
     400,000   St. John's County, FL IDA (St. John's County
               Welfare Federation)(1)                                            5.250    10/01/2041          303,404
     965,000   Stonebrier, FL Community Devel. District(1)                       5.500    05/01/2037          722,167
     845,000   Stonegate, FL Community Devel. District(1)                        6.000    05/01/2024          849,952
     995,000   Stonegate, FL Community Devel. District(1)                        6.125    05/01/2034          996,741
   2,520,000   Stoneybrook, FL South Community Devel. District                   5.800    05/01/2039        1,122,610
     695,000   Summerville, FL Community Devel. District                         5.500    05/01/2036          315,551
   2,000,000   Sweetwater Creek, FL Community Devel.
               District(8)                                                       5.500    05/01/2038          900,400
     105,000   Tavares, FL Water & Sewer(1)                                      5.500    10/01/2030          105,055
   6,020,000   Tern Bay, FL Community Devel. District(5, 6)                      5.000    05/01/2015        1,489,950
     500,000   Tern Bay, FL Community Devel. District(5, 6)                      5.375    05/01/2037          123,750
   4,745,000   Town Center, FL at Palm Coast Community Devel.
               District(1)                                                       6.000    05/01/2036        3,348,594
     235,000   Turnbull Creek, FL Community Devel. District
               Special Assessment(1)                                             5.250    05/01/2037          157,006
   9,135,000   Turnbull Creek, FL Community Devel. District
               Special Assessment(1)                                             5.800    05/01/2035        7,523,677
   9,015,000   Two Creeks, FL Community Devel. District(1)                       5.250    05/01/2037        6,085,936
   5,650,000   Verandah East, FL Community Devel. District(1)                    5.400    05/01/2037        2,697,875
   4,370,000   Verandah, FL Community Devel District(1)                          5.250    05/01/2036        3,505,789
   1,050,000   Verano Center, FL Community Devel. District(1)                    5.375    05/01/2037          603,824
   9,090,000   Verona Walk, FL Community Devel. District(1)                      5.375    05/01/2037        7,311,178
   1,000,000   Villa Portofino East, FL Community Devel.
               District(1)                                                       5.200    05/01/2037          792,400
   2,565,000   Villa Vizcaya, FL Community Devel. District
               Special Assessment                                                5.350    05/01/2017        1,675,894


                      16 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

  Principal
    Amount                                                                      Coupon     Maturity         Value
------------                                                                    ------    ----------   --------------
Florida Continued
$    420,000   Villa Vizcaya, FL Community Devel. District                       5.550%   05/01/2039   $      220,067
               Special Assessment
   1,575,000   Villages of Westport, FL Community Devel.
               District                                                          5.700    05/01/2035          928,872
   6,795,000   Villagewalk of Bonita Springs, FL Community
               Devel. District(1)                                                5.150    05/01/2038        4,517,996
   4,945,000   Vista, FL Community Devel. District Special
               Assessment(1)                                                     5.375    05/01/2037        4,121,608
   1,500,000   Waterford Estates, FL Community Devel.
               District Special Assessment(5, 6)                                 5.125    05/01/2013          446,550
   2,470,000   Waterford Estates, FL Community Devel.
               District Special Assessment(5, 6)                                 5.500    05/01/2037          735,319
   3,630,000   Watergrass, FL Community Devel. District
               Special Assessment(1)                                             4.875    11/01/2010        2,937,759
   1,250,000   Watergrass, FL Community Devel. District
               Special Assessment(1)                                             5.125    11/01/2014          757,350
     785,000   Watergrass, FL Community Devel. District
               Special Assessment(1)                                             5.375    05/01/2039          405,241
   5,860,000   Watergrass, FL Community Devel. District
               Special Assessment(1)                                             5.500    05/01/2036        3,141,605
     950,000   Waterlefe, FL Community Devel. District Golf
               Course(5, 6)                                                      8.125    10/01/2025            8,075
   6,605,000   Waters Edge, FL Community Devel. District(1)                      5.300    05/01/2036        5,358,306
     805,000   Waters Edge, FL Community Devel. District(5)                      5.350    05/01/2039          386,481
     250,000   Waters Edge, FL Community Devel. District(5)                      5.400    05/01/2039          120,025
   1,785,000   Waterstone, FL Community Devel. District(5, 6)                    5.500    05/01/2018          714,357
   3,895,000   Wentworth Estates, FL Community Devel.
               District(5)                                                       5.125    11/01/2012        1,441,150
   3,670,000   Wentworth Estates, FL Community Devel.
               District(5)                                                       5.625    05/01/2037        1,357,900
     655,000   West Villages, FL Improvement District                            5.350    05/01/2015          498,789
   4,020,000   West Villages, FL Improvement District(5)                         5.500    05/01/2037        1,866,124
   3,425,000   West Villages, FL Improvement District                            5.500    05/01/2038        1,665,954
   7,350,000   West Villages, FL Improvement District                            5.800    05/01/2036        3,574,893
   4,925,000   Westridge, FL Community Devel. District(5, 6)                     5.800    05/01/2037        1,871,500
   5,840,000   Westside, FL Community Devel. District                            5.650    05/01/2037        2,473,882
     690,000   World Commerce, FL Community Devel. District
               Special Assessment(5, 6)                                          5.500    05/01/2038          229,135
   5,235,000   World Commerce, FL Community Devel. District
               Special Assessment(1)                                             6.125    05/01/2035        4,724,378
   2,800,000   World Commerce, FL Community Devel. District
               Special Assessment(5, 6)                                          6.500    05/01/2036          929,208
   2,250,000   Wyld Palms, FL Community Devel. District(5)                       5.400    05/01/2015          696,150
   1,445,000   Wyld Palms, FL Community Devel. District(5)                       5.500    05/01/2038          447,083
     450,000   Zephyr Ridge, FL Community Devel. District(5, 6)                  5.250    05/01/2013          178,875
     990,000   Zephyr Ridge, FL Community Devel. District(5, 6)                  5.625    05/01/2037          393,525
                                                                                                       --------------
                                                                                                          451,196,790
Georgia--1.6%
  12,990,000   Atlanta, GA Devel. Authority Student Hsg.
               (Clark Atlanta University)(1)                                     6.000    07/01/2036        9,042,209


                      17 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

  Principal
    Amount                                                                      Coupon     Maturity         Value
------------                                                                    ------    ----------   --------------
Georgia Continued
$  2,470,000   Atlanta, GA Devel. Authority Student Hsg.                         6.250%   07/01/2036   $    1,780,425
               (Clark Atlanta University)(1)
      10,000   Atlanta, GA HDC (Bedford Tower)(1)                                6.250    01/01/2015           10,031
   1,500,000   Atlanta, GA Tax Allocation (Beltline)(1)                          7.500    01/01/2031        1,573,410
     255,000   Atlanta, GA Tax Allocation (Beltline)(1)                          7.500    01/01/2031          264,723
   1,000,000   Chatham County, GA Hospital Authority
               (Memorial Health University Medical Center)(1)                    5.375    01/01/2026          930,690
      20,000   Chatham County, GA Hospital Authority
               (Memorial Health University Medical Center)(1)                    5.500    01/01/2034           18,039
      10,000   Clark County, GA Hospital Authority (Athens
               Regional Medical)(1)                                              5.250    01/01/2029           10,018
      15,000   Dalton, GA Devel. Authority (Hamilton Health
               Care System)(1)                                                   5.000    08/15/2028           14,073
      30,000   Dalton, GA Devel. Authority (Hamilton Health
               Care System/Hamilton Medical Center Obligated
               Group)(1)                                                         5.375    08/15/2016           30,033
   8,770,000   DeKalb County, GA Devel. Authority Public
               Purpose(1)                                                        5.500    12/10/2023        8,833,144
   4,000,000   DeKalb County, GA Hospital Authority (DeKalb
               Medical Center)(1)                                                6.000    09/01/2030        4,196,560
      10,000   DeKalb County, GA Hsg. Authority (Spring Chase
               Apartments)(1)                                                    5.400    11/01/2030           10,009
   3,665,000   East Point, GA (Camp Creek), Series B(1)                          8.000    02/01/2026        3,732,986
   5,445,000   East Point, GA (Camp Creek), Series B(1)                          8.000    02/01/2026        5,546,005
     100,000   Fulton County, GA Hospital Authority
               (Northside Hospital)(1)                                           5.125    10/01/2016          100,073
      10,000   Fulton County, GA Hospital Authority                              5.375    10/01/2012           10,019
               (Northside Hospital)(1)
   3,000,000   Fulton County, GA Residential Care Facilities                     5.125    07/01/2042        1,986,900
               (Lenbrook Square Foundation)(1)
     225,000   GA Hsg. and Finance Authority (Hunters
               Grove)(1)                                                         5.850    01/01/2017          225,479
   5,000,000   GA Main Street Natural Gas(1)                                     5.500    09/15/2026        5,243,400
      25,000   GA Municipal Electric Authority(1)                                6.600    01/01/2018           29,436
     125,000   GA Private Colleges & University Authority
               (Mercer University)(1)                                            5.375    06/01/2031          117,940
     775,000   Northwestern Gwinnett County, GA Facilities
               Corp. COP (Dept. of Motor Vehicle Safety)(1)                      5.000    06/15/2021          818,175
     500,000   Savannah, GA EDA (Skidway Health & Living
               Services)(1)                                                      7.400    01/01/2024          511,740
      30,000   Ware County, GA Hospital Authority (Southeast                     6.625    03/01/2017           30,240
               Health Unit)(1)
                                                                                                       --------------
                                                                                                           45,065,757
Hawaii--0.0%
     750,000   HI Dept. of Budget & Finance Special Purpose
               (15 Craigside)                                                    9.000    11/15/2044          867,765


                      18 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

  Principal
    Amount                                                                      Coupon     Maturity         Value
------------                                                                    ------    ----------   --------------
Idaho--0.3%
$  1,000,000   ID Hsg. & Finance Assoc. (Compass Public
               Charter School)(1)                                                6.250%   07/01/2045   $    1,023,200
      55,000   ID Hsg. Agency (Multifamily Hsg.)(1)                              6.700    07/01/2024           55,085
       5,000   ID Hsg. Agency (Single Family Mtg.)(1)                            5.800    07/01/2025            5,006
   5,360,000   Pocatello, ID Devel. Authority Revenue
               Allocation Tax Increment, Series A(1)                             6.000    08/01/2028        4,652,855
   2,980,000   Twin Falls, ID Urban Renewal Agency, Series
               A(1)                                                              5.450    08/01/2022        2,732,124
                                                                                                       --------------
                                                                                                            8,468,270
Illinois--12.1%
     600,000   Annawan, IL Tax Increment (Patriot Renewable
               Fuels)(1)                                                         5.625    01/01/2018          504,774
   1,825,000   Bedford Park, IL Tax(1)                                           5.125    12/30/2018        1,681,300
   3,570,000   Bourbonnais, IL Industrial (Olivet Nazarene
               University)(1)                                                    5.500    11/01/2040        3,649,932
   1,500,000   Bourbonnais, IL Industrial (Olivet Nazarene
               University)(1)                                                    6.000    11/01/2035        1,596,300
     235,000   Chicago, IL Midway Airport, Series B(1)                           5.000    01/01/2035          234,995
   5,000,000   Chicago, IL Tax (Pilsen Redevel.)(1)                              6.750    06/01/2022        5,064,500
   2,400,000   Cook County, IL Community School District GO(1)                   7.125    06/01/2024        2,538,936
     949,000   Cortland, IL Special Tax (Sheaffer System)                        5.500    03/01/2017          595,573
     395,000   Country Club Hills, IL GO(1)                                      5.000    12/01/2026          380,397
     410,000   Country Club Hills, IL GO(1)                                      5.000    12/01/2027          389,853
     435,000   Country Club Hills, IL GO(1)                                      5.000    12/01/2028          409,539
     455,000   Country Club Hills, IL GO(1)                                      5.000    12/01/2029          423,464
     475,000   Country Club Hills, IL GO(1)                                      5.000    12/01/2030          437,371
     500,000   Country Club Hills, IL GO(1)                                      5.000    12/01/2031          453,635
   1,040,000   Country Club Hills, IL GO(1)                                      5.000    12/01/2032          932,901
     168,000   Du Page County, IL Special Service Area No. 31
               Special Tax (Monarch Landing)(1)                                  5.400    03/01/2016          164,712
     320,000   Du Page County, IL Special Service Area No. 31
               Special Tax (Monarch Landing)(1)                                  5.625    03/01/2036          262,582
   1,250,000   Gilberts, IL Special Service Area No. 19
               Special Tax (Conservancy)(5)                                      5.375    03/01/2016          650,125
   2,225,000   Harvey, IL GO(1)                                                  5.500    12/01/2027        2,215,121
   1,000,000   Harvey, IL GO(1)                                                  5.625    12/01/2032        1,000,810
   5,700,000   Harvey, IL Hotel Motel Tax & Sales (Hotel &
               Conference Center)(1)                                             6.875    08/01/2028        4,579,551
      65,000   IL Devel. Finance Authority (Community
               Rehabilitation Providers)(1)                                      5.700    07/01/2019           62,209
   2,200,000   IL Educational Facilities Authority (Robert
               Morris College)(1)                                                5.800    06/01/2030        2,200,660
   1,920,000   IL Finance Authority (Bethel Terrace
               Apartments)(1)                                                    5.125    09/01/2025        1,764,269
   3,750,000   IL Finance Authority (Franciscan
               Communities)(1)                                                   5.500    05/15/2027        3,300,563
     750,000   IL Finance Authority (Franciscan
               Communities)(1)                                                   5.500    05/15/2037          593,340
   1,010,000   IL Finance Authority (Illinois Institute of
               Technology)(1)                                                    5.000    04/01/2026          950,895


                      19 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

  Principal
    Amount                                                                      Coupon     Maturity         Value
------------                                                                    ------    ----------   --------------
Illinois Continued
$  9,660,000   IL Finance Authority (Illinois Institute of
               Technology)(1)                                                    5.000%   04/01/2031   $    8,970,662
   1,000,000   IL Finance Authority (Illinois Institute of
               Technology)(1)                                                    5.000    04/01/2036          904,960
     155,000   IL Finance Authority (Illinois Institute of
               Technology)(1)                                                    6.500    02/01/2023          171,326
   2,215,000   IL Finance Authority (Illinois Institute of
               Technology)(1)                                                    7.125    02/01/2034        2,499,583
   4,500,000   IL Finance Authority (Little Company of Mary
               Hospital & Health Care Centers)(1)                                5.375    08/15/2040        4,456,710
     500,000   IL Finance Authority (Luther Oaks)(1)                             5.700    08/15/2028          429,025
     500,000   IL Finance Authority (Luther Oaks)(1)                             6.000    08/15/2039          427,475
   1,000,000   IL Finance Authority (Lutheran Social Services
               of Illinois/Vesper Management Corp. Obligated
               Group)(1)                                                         5.125    08/15/2028          778,640
   2,290,188   IL Finance Authority (Monarch Landing)(9)                         7.000    12/01/2027          317,420
   3,893,320   IL Finance Authority (Monarch Landing)(9)                         7.000    12/01/2037          539,614
   3,300,000   IL Finance Authority (Navistar International
               Recovery Zone)                                                    6.500    10/15/2040        3,436,323
   1,750,000   IL Finance Authority (Noble Network Charter
               Schools)(1)                                                       5.000    09/01/2027        1,400,893
   2,000,000   IL Finance Authority (Noble Network Charter
               Schools)(1)                                                       5.000    09/01/2031        1,541,100
   2,745,000   IL Finance Authority (Noble Network Charter
               Schools)(1)                                                       5.000    09/01/2032        2,089,878
  20,000,000   IL Finance Authority (Northwestern Memorial
               Hospital)(2)                                                      6.000    08/15/2039       22,342,200
     100,000   IL Finance Authority (Northwestern Memorial
               Hospital)(1)                                                      6.000    08/15/2039          105,421
   8,000,000   IL Finance Authority (OSF Healthcare System)(1)                   6.000    05/15/2039        8,470,320
  10,190,000   IL Finance Authority (Provena Health)(1)                          7.750    08/15/2034       11,941,355
  15,000,000   IL Finance Authority (Resurrection Health
               Care)(2)                                                          5.250    05/15/2029       15,318,000
   5,000,000   IL Finance Authority (Resurrection Health)(1)                     6.125    05/15/2025        5,208,200
   3,250,000   IL Finance Authority (Roosevelt University)(1)                    5.500    04/01/2032        3,288,350
   1,000,000   IL Finance Authority (Roosevelt University)(1)                    5.500    04/01/2037        1,002,090
   5,495,000   IL Finance Authority (Roosevelt University)(1)                    5.750    04/01/2024        5,780,410
  26,415,000   IL Finance Authority (Roosevelt University)(1)                    6.500    04/01/2039       28,484,351
   5,755,000   IL Finance Authority (Roosevelt University)(1)                    6.500    04/01/2044        6,177,187
   3,750,000   IL Finance Authority (Sedgebrook)(9)                              6.000    11/15/2027        1,050,000
  10,000,000   IL Finance Authority (Sedgebrook)(9)                              6.000    11/15/2037        2,800,000
  10,000,000   IL Finance Authority (Sedgebrook)(9)                              6.000    11/15/2042        2,800,000
  10,645,000   IL Finance Authority (Silver Cross Hospital
               and Medical Centers)(1)                                           7.000    08/15/2044       11,918,781
   4,765,000   IL Finance Authority (Swedish Covenant
               Hospital)(1)                                                      5.750    08/15/2029        4,878,169
   5,000,000   IL Finance Authority Student Hsg. (Educational
               Advancement Fund)(1)                                              5.250    05/01/2034        4,760,250


                      20 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

  Principal
    Amount                                                                      Coupon     Maturity         Value
------------                                                                    ------    ----------   --------------
Illinois Continued
$  3,000,000   IL Finance Authority Student Hsg. (MJH
               Education Assistance)(5)                                          5.125%   06/01/2035   $    1,649,940
   5,000,000   IL Health Facilities Authority (Covenant
               Retirement Communities)(1)                                        5.625    12/01/2032        4,855,150
      60,000   IL Health Facilities Authority (Decatur
               Memorial Hospital)(1)                                             5.375    11/15/2021           60,048
      70,000   IL Health Facilities Authority (EMH/EMHH/EMHS
               Obligated Group)(1)                                               5.625    01/01/2028           69,727
      10,000   IL Health Facilities Authority (Holy Family
               Medical Center)(1)                                                5.000    08/15/2027            9,300
      35,000   IL Health Facilities Authority (Holy Family
               Medical Center)(1)                                                5.125    08/15/2022           34,998
      75,000   IL Health Facilities Authority (Loyola
               University)(1)                                                    5.000    07/01/2024           72,613
      15,000   IL Health Facilities Authority (Northwestern
               Medical Faculty Foundation)(1)                                    5.125    11/15/2028           14,999
      80,000   IL Health Facilities Authority (Rockford
               Memorial Hospital/Rockford Memorial Health
               Services Corp. Obligated Group)(1)                                5.000    08/15/2021           74,790
      25,000   IL Health Facilities Authority (Sarah Bush
               Lincoln Health Center)(1)                                         5.500    02/15/2016           25,037
      85,000   IL Health Facilities Authority (Sarah Bush
               Lincoln Health Center)(1)                                         5.750    02/15/2022           85,066
   5,680,000   IL Health Facilities Authority (Sherman Health
               System)(1)                                                        5.250    08/01/2022        5,679,659
  15,415,000   IL Health Facilities Authority (Sinai Health
               System)(1)                                                        5.100    08/15/2033       15,704,956
  25,000,000   IL Metropolitan Pier & Exposition Authority
               (McCormick Place Exposition)(2)                                   5.250    06/15/2050       25,471,500
     330,000   IL Metropolitan Pier & Exposition Authority
               (McCormick Place Exposition)(1)                                   5.500    06/15/2050          348,665
  40,000,000   IL Metropolitan Pier & Exposition Authority
               (McCormick Place Exposition)(2)                                   5.500    06/15/2050       42,262,400
      60,000   Lake County, IL HFC, Series A(1)                                  6.700    11/01/2014           60,213
   4,431,000   Lakemoor Village, IL Special Tax(1)                               5.000    03/01/2027        3,990,337
   2,725,000   Lincolnshire, IL Special Service Area No. 1
               Special Tax (Sedgebrook)(1)                                       6.250    03/01/2034        2,482,611
     500,000   Lombard, IL Public Facilities Corp.
               (Conference Center & Hotel)(1)                                    5.500    01/01/2036          334,255
   1,455,000   Manhattan, IL Special Service Area Special Tax
               (Groebe Farm-Stonegate)                                           6.125    03/01/2040          737,510
     480,000   Markham, IL GO(1)                                                 5.750    02/01/2028          489,931
   1,250,000   Plano, IL Special Service Area No. 5(1)                           6.000    03/01/2036        1,090,575
     500,000   Southwestern IL Devel. Authority (Eden
               Retirement Center)(1)                                             5.850    12/01/2036          405,105
   5,300,000   Southwestern IL Devel. Authority (Local
               Government Programming)(1)                                        7.000    10/01/2022        5,219,864
   2,135,000   Southwestern IL Devel. Authority (Village of
               Sauget)(1)                                                        5.625    11/01/2026        1,562,585
      30,000   Springfield, IL Water(1)                                          5.400    03/01/2015           30,101
  12,000,000   University of Illinois (Auxiliary Facilities
               System)(2)                                                        5.750    04/01/2038       13,321,080


                      21 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

 Principal
   Amount                                                                       Coupon     Maturity        Value
------------                                                                    ------    ----------   --------------
Illinois Continued
$  1,975,000   Vernon Hills, IL Tax Increment (Town Center)(1)                   6.250%   12/30/2026   $    1,772,898
     985,000   Volo Village, IL Special Service Area
               (Lancaster Falls)(1)                                              5.750    03/01/2036          823,549
   3,914,000   Volo Village, IL Special Service Area
               (Remington Pointe)(1)                                             6.450    03/01/2034        3,592,269
   1,800,000   Yorkville, IL United City Special Services
               Area Special Tax (Bristol Bay)(1)                                 5.875    03/01/2036        1,667,250
   1,634,000   Yorkville, IL United City Special Services
               Area Special Tax (Raintree Village II)(1)                         6.250    03/01/2035          929,338
                                                                                                       --------------
                                                                                                          336,255,319
Indiana--1.4%
   2,500,000   Anderson, IN Redevel. District(1)                                 6.000    02/01/2026        2,477,575
   6,300,000   Carmel, IN Redevel. District COP(1)                               7.750    01/15/2030        6,592,824
   5,075,000   Carmel, IN Redevel. District COP(1)                               8.000    01/15/2035        5,319,920
   4,030,000   Dekalb City, IN Hospital Authority (Dekalb
               Memorial Hospital)(1)                                             5.000    08/01/2016        3,783,646
   1,000,000   Hammond, IN Local Public Improvement District(1)                  6.500    08/15/2030        1,014,640
   1,000,000   Hammond, IN Local Public Improvement District(1)                  6.750    08/15/2035        1,016,190
   5,000,000   IN Finance Authority (King's Daughters Hospital)(7)               5.125    08/15/2027        4,832,950
   1,500,000   IN Finance Authority (King's Daughters Hospital)(7)               5.500    08/15/2045        1,428,585
     325,000   IN Finance Authority Educational Facilities
               (Irvington Community)(1)                                          9.000    07/01/2039          393,075
      30,000   IN Health Facility Financing Authority
               (Community Hospital of Anderson)(1)                               6.000    01/01/2023           30,034
      15,000   IN Health Facility Financing Authority
               (Deaconess Hospital)(1)                                           5.500    03/01/2029           15,016
      50,000   IN Municipal Power Agency, Series A(1)                            5.300    01/01/2023           50,165
   1,000,000   Indianapolis, IN Multifamily Hsg. (Berkley Common)(1)             5.750    07/01/2030        1,045,180
   3,885,000   Indianapolis, IN Multifamily Hsg. (Berkley Common)(1)             6.000    07/01/2040        4,054,036
   2,000,000   Indianapolis, IN Multifamily Hsg. (Stonekey Apartments)(1)        7.000    02/01/2039        2,159,520
      70,000   Marion County, IN Convention & Recreational
               Facilities Authority(1)                                           5.000    06/01/2027           70,046
      55,000   Marion County, IN Convention & Recreational
               Facilities Authority(1)                                           5.000    06/01/2027           55,040
   4,750,000   North Manchester, IN (Estelle Peabody Memorial Home)(5)           7.125    07/01/2022        2,972,313
   2,250,000   Shelbyville, IN Redevel. District Tax
               Increment (Central Shelbyville Economic)(1)                       6.500    07/01/2022        2,081,655
     100,000   St. Joseph County, IN Economic Devel. (Madison Center)            5.500    02/15/2021           92,738
                                                                                                       --------------
                                                                                                           39,485,148
Iowa--2.2%
   1,000,000   Dickinson County, IA Hsg. (Spirit Lake)                           5.875    12/01/2036          823,310
      25,000   Hills, IA (Mercy Hospital)(1)                                     5.000    08/15/2028           25,013
     750,000   IA Finance Authority (Amity Fellowserve)(1)                       6.500    10/01/2036          681,368


                      22 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

 Principal
   Amount                                                                       Coupon     Maturity        Value
------------                                                                    ------    ----------   --------------
Iowa Continued
$    400,000   IA Finance Authority (Boys & Girls Home and Family Services)      5.900%   12/01/2028   $      255,692
     500,000   IA Finance Authority Retirement Community
               (Friendship Haven)(1)                                             5.750    11/15/2019          498,765
   1,000,000   IA Finance Authority Retirement Community
               (Friendship Haven)(1)                                             6.000    11/15/2024          974,990
     900,000   IA Finance Authority Retirement Community
               (Friendship Haven)(1)                                             6.125    11/15/2032          823,617
     500,000   IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)(1)          5.375    06/01/2025          371,725
     525,000   IA Higher Education Loan Authority (Upper Iowa University)(1)     5.750    09/01/2030          541,265
     600,000   IA Higher Education Loan Authority (Upper Iowa University)(1)     6.000    09/01/2039          625,428
   7,975,000   IA Tobacco Settlement Authority(1)                                5.375    06/01/2038        6,601,546
   9,500,000   IA Tobacco Settlement Authority(1)                                5.500    06/01/2042        7,428,810
  53,520,000   IA Tobacco Settlement Authority (TASC)(1)                         5.625    06/01/2046       41,862,809
                                                                                                       --------------
                                                                                                           61,514,338
Kansas--0.1%
   1,400,000   Hays, KS Sales Tax(1)                                             6.000    01/01/2025        1,290,618
      95,000   La Cygne, KS Pollution Control (Kansas Gas &
               Electric Company)(1)                                              5.100    03/01/2023           95,081
     633,000   Overland Park, KS Transportation Devel.
               District (Grass Creek)(1)                                         4.850    09/01/2016          599,502
   2,435,000   Pittsburgh, KS Special Obligation (North Broadway Redevel.)(1)    4.900    04/01/2024        1,842,662
      25,000   Topeka, KS Economic Devel. (YMCA of Topeka)(1)                    7.250    09/01/2022           24,998
                                                                                                       --------------
                                                                                                            3,852,861
Kentucky--0.0%
      30,000   Jefferson County, KY Health Facilities
               (Alliant Health System)(1)                                        5.125    10/01/2027           29,764
      75,000   Jefferson County, KY Health Facilities
               (University Medical Center)(1)                                    5.250    07/01/2022           75,044
     970,000   Kenton County, KY Airport (Delta Airlines)(5,6)                   8.000    12/01/2015               10
       5,000   KY EDFA (Pikeville Medical Center)(1)                             5.700    02/01/2028            5,002
      80,000   KY Hsg. Corp.(1)                                                  5.200    07/01/2022           81,226
      15,000   Springfield, KY Educational Devel. (St. Catherine College)(1)     5.750    10/01/2035           14,203
                                                                                                       --------------
                                                                                                              205,249
Louisiana--2.6%
  14,010,000   Jefferson Parish, LA Finance Authority (Single Family Mtg.)(2)    5.250    12/01/2032       14,856,494
   8,280,000   LA HFA (La Chateau)(1)                                            6.875    09/01/2029        9,061,632
   5,000,000   LA HFA (La Chateau)(1)                                            7.250    09/01/2039        5,498,950
   2,000,000   LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)    5.250    09/01/2018          842,680


                      23 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

 Principal
   Amount                                                                       Coupon     Maturity        Value
------------                                                                    ------    ----------   --------------
Louisiana Continued
$     35,000   LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)    5.250%   09/01/2035   $       14,238
   3,085,000   LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)    5.500    09/01/2022        1,274,228
   1,000,000   LA Local Government EF&CD Authority (Bellemont Apartments)(1)     6.000    09/01/2022          901,670
   1,750,000   LA Local Government EF&CD Authority (Bellemont Apartments)(1)     6.000    09/01/2027        1,492,190
   3,925,000   LA Local Government EF&CD Authority (Bellemont Apartments)(1)     6.000    09/01/2035        3,165,002
     620,000   LA Local Government EF&CD Authority (Bellemont Apartments)(1)     7.500    09/01/2016          590,178
   1,240,000   LA Local Government EF&CD Authority (Capital
               Projects and Equipment)(1)                                        6.550    09/01/2025        1,160,776
   6,375,000   LA Local Government EF&CD Authority (Woman's
               Hospital Foundation)(1)                                           6.000    10/01/2040        6,504,986
      25,000   LA Public Facilities Authority (Dillard University)(1)            5.300    08/01/2026           27,121
  19,250,000   LA Public Facilities Authority (OLOLRMC/OLOLMC
               Obligated Group)(1)                                               6.750    07/01/2039       21,210,998
      45,000   LA Public Facilities Authority (Touro Infirmary)(1)               5.500    08/15/2019           43,090
   2,510,000   LaFourche Parish, LA Hsg. Authority (City Place II)(1)            6.700    01/20/2040        2,645,013
   2,500,000   Lakeshore Villages, LA Master Community Devel. District           5.250    07/01/2017        1,332,575
      20,000   New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)(1)    5.000    07/15/2025           20,065
      75,000   New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)(1)    5.000    07/15/2027           72,440
     140,000   New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)(1)    5.500    07/15/2018          140,123
     290,000   New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)(1)    5.600    07/15/2025          290,061
      40,000   New Orleans, LA Public Improvement District(1)                    5.125    12/01/2026           40,217
     160,000   Pointe Coupee Parish, LA Pollution Control
               (Gulf State Utilities Company)(1)                                 6.700    03/01/2013          160,034
     500,000   St. Tammany Parish, LA Hospital Service
               District (St. Tammany Parish Hospital)(1)                         5.000    07/01/2022          500,040
                                                                                                       --------------
                                                                                                           71,844,801
Maryland--0.3%
      10,000   Baltimore, MD Wastewater(1)                                       5.125    07/01/2042           10,170
      25,000   MD EDC Student Hsg. (Allegheny College Hsg.)(1)                   5.750    09/01/2020           22,424
      40,000   MD EDC Student Hsg. (Allegheny College Hsg.)(1)                   6.000    09/01/2032           32,824
   4,900,000   MD EDC Student Hsg. (Bowie State University)(1)                   5.375    06/01/2033        4,272,457
     620,000   MD EDC Student Hsg. (Collegiate Hsg. Foundation)(1)               5.750    06/01/2029          621,420
     520,000   MD EDC Student Hsg. (Collegiate Hsg. Foundation)(1)               6.000    06/01/2030          529,849
      50,000   MD EDC Student Hsg. (Morgan State University)(1)                  6.000    07/01/2034           47,690
   2,000,000   MD EDC Student Hsg. (University of Maryland)(1)                   5.625    10/01/2023        1,528,140


                      24 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

 Principal
   Amount                                                                       Coupon     Maturity        Value
------------                                                                    ------    ----------   --------------
Maryland Continued
$     65,000   MD EDC Student Hsg. (University Village at
               Sheppard Pratt)(1)                                                6.000%   07/01/2033   $       58,886
      65,000   MD H&HEFA (Johns Hopkins Hospital)(1)                             5.375    07/01/2020           65,081
     979,000   Prince Georges County, MD Special District
               (Victoria Falls)(1)                                               5.250    07/01/2035          886,161
     750,000   Salisbury, MD Special Obligation (Villages at
               Aydelotte Farm)(1)                                                5.250    01/01/2037          473,813
                                                                                                       --------------
                                                                                                            8,548,915
Massachusetts--0.1%
     100,000   MA Devel. Finance Agency (Boston Biomedical                       5.750    02/01/2029           98,327
               Research)(1)
     260,000   MA Devel. Finance Agency (Evergreen Center)(1)                    5.500    01/01/2035          249,254
      20,000   MA Devel. Finance Agency (Linden Ponds)(1)                        5.750    11/15/2035           14,689
   2,445,000   MA Devel. Finance Agency (Linden Ponds)(1)                        5.750    11/15/2042        1,716,732
      40,000   MA Devel. Finance Agency (Northern Berkshire
               Community Services)(1)                                            6.250    08/15/2029           35,553
      50,000   MA Devel. Finance Agency (Orchard Cove)(1)                        5.250    10/01/2037           39,433
      25,000   MA H&EFA (Beverly Hospital Corp.)(1)                              5.250    07/01/2023           25,007
     450,000   MA H&EFA (North Adams Regional Hospital)                          6.625    07/01/2018          233,145
     225,000   MA H&EFA (Tufts Medical Center)(1)                                5.000    05/15/2022          225,169
      60,000   MA H&EFA (VC/TC/FRS/VCS Obligated Group)(1)                       5.300    11/15/2028           55,719
     265,000   MA Industrial Finance Agency (Avon
               Associates)(1)                                                    5.375    04/01/2020          265,310
                                                                                                       --------------
                                                                                                            2,958,338
Michigan--2.2%
      30,000   Clare County, MI Sewer Disposal System(1)                         5.850    11/01/2021           30,904
     680,000   Detroit, MI GO(1)                                                 5.250    04/01/2016          665,557
      10,000   Detroit, MI Local Devel. Finance Authority(1)                     5.500    05/01/2021            5,842
   2,250,000   Detroit, MI Sewer Disposal System(1)                              6.500    07/01/2024        2,563,065
   2,850,000   Detroit, MI Sewer Disposal System(1)                              7.500    07/01/2033        3,482,159
     170,000   Flint, MI Hospital Building Authority (Hurley
               Medical Center)(1)                                                5.375    07/01/2018          167,035
   2,200,000   Grand Traverse Academy, MI Public School
               Academy(1)                                                        4.625    11/01/2027        1,902,494
   1,000,000   Grand Traverse Academy, MI Public School
               Academy(1)                                                        4.750    11/01/2032          839,800
     500,000   Grand Traverse Academy, MI Public School
               Academy(1)                                                        5.000    11/01/2022          470,695
     300,000   Highland Park, MI Building Authority(1)                           7.750    05/01/2018          323,637
      50,000   Howell, MI Public Schools(1)                                      5.000    05/01/2025           50,883
     285,000   Meridian, MI EDC (Burcham Hills)(1)                               5.250    07/01/2026          255,180
     155,000   MI Hospital Finance Authority
               (BGH/ZHCC/BCCC/CEMS Obligated Group)(1)                           5.000    02/15/2018          155,040
   2,175,000   MI Hospital Finance Authority (Detroit Medical
               Center Obligated Group)(1)                                        5.250    08/15/2027        2,081,236
      10,000   MI Hospital Finance Authority (OHC/OUH
               Obligated Group)(1)                                               5.000    08/15/2018           10,013


                      25 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

   Principal
     Amount                                                                     Coupon     Maturity        Value
--------------                                                                  ------    ----------   --------------
Michigan Continued
$       75,000 MI Hospital Finance Authority (OHC/OUH
               Obligated Group)(1)                                               5.000%   08/15/2031   $       75,029
       265,000 MI Hospital Finance Authority (Port Huron
               Hospital/Marwood Manor Nursing Home)(1)                           5.500    07/01/2015          265,811
        10,000 MI Hospital Finance Authority (Sisters of
               Mercy Health System)(1)                                           5.250    08/15/2021           10,035
    14,600,000 MI Hospital Finance Authority (Trinity
               Health)(2)                                                        6.125    12/01/2023       16,692,910
        15,000 MI Hsg. Devel. Authority (Walled Lake Villa)(1)                   6.000    04/15/2018           15,034
       340,000 MI John Tolfree Health System Corp.(1)                            6.000    09/15/2023          295,021
     1,155,000 MI Public Educational Facilities Authority
               (Old Redford Academy)(1)                                          6.000    12/01/2035        1,160,440
    11,228,780 MI Strategic Fund Limited Obligation
               (Wolverine Human Services)(1)                                     5.850    08/31/2027        9,886,380
       482,750 MI Strategic Fund Limited Obligation
               (Wolverine Human Services)(1)                                     7.875    08/31/2028          466,563
 1,323,000,000 MI Tobacco Settlement Finance Authority                           9.838(3) 06/01/2058       15,968,610
       250,000 Monroe County, MI Hospital Finance Authority
               (Mercy Memorial Hospital Corp.)(1)                                5.500    06/01/2035          222,015
       120,000 Mount Clemens, MI Hsg. Corp. (FHA Section 8),
               Series A(1)                                                       6.600    06/01/2022          120,240
        40,000 Northern MI University(1)                                         5.000    12/01/2025           40,020
        15,000 Oakland County, MI Sewer Disposal (White Lake
               Township)(1)                                                      6.000    05/01/2013           15,296
       400,000 Plymouth, MI Educational Center Charter School
               (Public School Academy)(1)                                        5.375    11/01/2030          364,596
     1,325,000 Plymouth, MI Educational Center Charter School
               (Public School Academy)(1)                                        5.625    11/01/2035        1,222,498
       405,000 Pontiac, MI Tax Increment Finance Authority(1)                    6.250    06/01/2022          267,377
        40,000 Royal Oak, MI Hospital Finance Authority
               (William Beaumont Hospital)(1)                                    5.250    11/15/2031           40,007
        10,000 Royal Oak, MI Hospital Finance Authority
               (William Beaumont Hospital)(1)                                    5.250    11/15/2035            9,836
       100,000 Wayne County, MI Building Authority(1)                            5.250    06/01/2016          100,376
                                                                                                       --------------
                                                                                                           60,241,634
Minnesota--0.9%
       885,000 Columbia Heights, MN EDA Tax Increment (Huset
               Park Area Redevel.)(1)                                            5.375    02/15/2032          721,045
     1,260,000 Columbia Heights, MN Multifamily & Health Care
               Facilities (Crest View Corp.)(1)                                  5.700    07/01/2042          989,302
       750,000 Minneapolis, MN Tax Increment (St. Anthony
               Falls)(1)                                                         5.750    02/01/2027          709,785
    11,865,000 MN HFA (Residential Hsg.)(2)                                      5.050    07/01/2034       12,311,807
       980,000 Mound, MN Hsg. & Redevel. Authority
               (Metroplaines)(1)                                                 5.000    02/15/2027          927,629
     1,615,000 St. Anthony, MN Hsg. & Redevel. Authority
               (Silver Lake Village)(1)                                          5.000    02/01/2031        1,312,898
       250,000 St. Anthony, MN Hsg. & Redevel. Authority
               (Silver Lake Village)(1)                                          5.375    08/01/2021          236,775


                      26 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

 Principal
   Amount                                                                       Coupon     Maturity        Value
------------                                                                    ------    ----------   --------------
Minnesota Continued
$  1,500,000   St. Anthony, MN Hsg. & Redevel. Authority
               (Silver Lake Village)(1)                                          5.625%   02/01/2031   $    1,324,005
     179,000   St. Paul, MN Hsg. & Redevel. Authority (Great
               Northern Lofts)(1)                                                6.250    03/01/2029          160,976
   6,814,000   St. Paul, MN Hsg. & Redevel. Authority (Upper
               Landing)(1)                                                       7.000    03/01/2029        6,836,350
     520,000   St. Paul, MN Port Authority (Great Northern)(1)                   6.000    03/01/2030          491,556
                                                                                                       --------------
                                                                                                           26,022,128
Mississippi--0.2%
      80,000   Gulfport, MS Hospital Facility (Memorial
               Hospital at Gulfport)(1)                                          5.750    07/01/2031           80,745
      45,000   Gulfport, MS Hospital Facility (Memorial
               Hospital at Gulfport)(1)                                          6.200    07/01/2018           45,081
      60,000   Lowndes County, MS Solid Waste Disposal &
               Pollution Control (Weyerhaeuser Company)(1)                       6.800    04/01/2022           68,021
   1,000,000   Meridian, MS Tax Increment (Meridian
               Crossroads)(1)                                                    8.750    12/01/2024        1,037,590
   5,145,000   MS Home Corp. (Valley State Student Hsg.)                         5.500    12/01/2035        2,318,080
   1,900,000   MS Hospital Equipment & Facilities Authority
               (Southwest Mississippi Regional Medical Center)(1)                5.750    04/01/2023        1,906,327
                                                                                                       --------------
                                                                                                            5,455,844
Missouri--2.7%
      95,000   Bates County, MO Hospital (Bates County
               Memorial Hospital)(1)                                             5.650    03/01/2021           95,025
     200,000   Belton, MO Tax Increment (Belton Town
               Center)(1)                                                        5.625    03/01/2025          177,494
     310,000   Branson Hills, MO Infrastructure Facilities(1)                    5.000    04/01/2013          302,684
     250,000   Branson Hills, MO Infrastructure Facilities(1)                    5.500    04/01/2027          193,783
     900,000   Branson, MO IDA (Branson Hills Redevel.)(1)                       5.750    05/01/2026          785,349
     365,000   Branson, MO IDA (Branson Hills Redevel.)(1)                       7.050    05/01/2027          337,194
   1,875,000   Branson, MO IDA (Branson Landing)(1)                              5.250    06/01/2021        1,690,819
   7,800,000   Branson, MO IDA (Branson Shoppe Redevel.)(1)                      5.950    11/01/2029        6,798,870
     675,000   Broadway-Fairview, MO Transportation Devel.
               District (Columbia)(1)                                            5.875    12/01/2031          474,748
     400,000   Chillicothe, MO Tax Increment (South U.S. 65)(1)                  5.500    04/01/2021          372,900
     400,000   Chillicothe, MO Tax Increment (South U.S. 65)(1)                  5.625    04/01/2027          352,828
     250,000   Cottleville, MO COP                                               5.100    08/01/2023          244,548
     855,000   Hawk Ridge, MO Transportation Devel. District(1)                  4.650    02/01/2017          709,017
   3,840,000   Hawk Ridge, MO Transportation Devel. District(1)                  5.000    02/01/2030        2,318,054
  13,500,000   Hazelwood, MO Transportation Devel. District
               (370/ Missouri Bottom Road/Tausig Road)(1)                        7.200    05/01/2033       13,437,360
   2,575,000   Independence, MO 39th Street Transportation(1)                    6.875    09/01/2032        2,590,914
   1,245,000   Kansas City, MO Tax Increment (Briarcliff West)(1)                5.150    06/01/2016        1,222,802
   1,250,000   Kansas City, MO Tax Increment (Briarcliff West)(1)                5.400    06/01/2024        1,109,500
   3,210,000   Kansas City, MO Tax Increment (Southtown)(1)                      6.000    03/01/2017        3,169,843
     550,000   Lees Summit, MO IDA (Kensington Farms)(1)                         5.500    03/01/2021          503,195
     250,000   Lees Summit, MO IDA (Kensington Farms)(1)                         5.750    03/01/2029          213,385


                      27 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

 Principal
   Amount                                                                       Coupon     Maturity        Value
------------                                                                    ------    ----------   --------------
Missouri Continued
$    790,000   Liberty, MO Tax Increment (Liberty Triangle)(1)                   5.875%   10/01/2029   $      716,704
   2,100,000   Maplewood, MO Tax (Maplewood South Redevel.)(1)                   5.750    11/01/2026        1,902,096
     355,000   MO Grindstone Plaza Transportation Devel. District(1)             5.500    10/01/2031          252,707
      10,000   MO H&EFA (FHS/FNH Obligated Group)(1)                             5.375    02/15/2014           10,030
  10,280,678   MO Hanley/Eager Road Transportation Devel. District, Series A     7.750(3) 12/01/2023        3,810,739
      10,000   MO HDC (Single Family Mtg.)(1)                                    5.550    03/01/2029           10,010
     240,000   Northwoods, MO Transportation Devel. District(1)                  5.850    02/01/2031          198,403
   1,675,000   Osage Beach, MO Tax Increment (Prewitts Point)(1)                 4.800    05/01/2016        1,608,268
   1,500,000   Osage Beach, MO Tax Increment (Prewitts Point)(1)                 5.000    05/01/2023        1,289,760
     350,000   Ozark Centre, MO Transportation Devel. District(1)                5.375    09/01/2032          291,225
   1,500,000   Raymore, MO Tax Increment(1)                                      5.375    03/01/2020        1,204,290
   2,750,000   Raymore, MO Tax Increment(1)                                      5.625    03/01/2028        1,925,798
   2,500,000   Richmond Heights, MO Tax Increment &
               Transportation Sales Tax(1)                                       5.625    11/01/2025        2,287,850
   6,750,000   St. Joseph, MO IDA (Living Community of St. Joseph)(1)            7.000    08/15/2032        6,487,155
   1,000,000   St. Joseph, MO IDA, Series B(1)                                   5.375    11/01/2023          926,230
     905,000   St. Joseph, MO IDA, Series B(1)                                   5.500    11/01/2027          818,717
   1,835,000   St. Louis, MO IDA (Southtown Redevel.)(1)                         5.125    05/01/2026        1,741,800
     481,000   St. Louis, MO Tax Increment (1505 Missouri Avenue Redevel.)       6.000    08/04/2025          381,741
     852,000   St. Louis, MO Tax Increment (1601 Washington Redevel.)(1)         6.000    08/21/2026          664,782
   1,879,000   St. Louis, MO Tax Increment (1619 Washington Redevel.)(1)         5.500    03/09/2027        1,377,532
     662,000   St. Louis, MO Tax Increment (Pet Building Redevel.)               5.500    05/29/2028          473,840
     545,000   St. Louis, MO Tax Increment (Printers Lofts)                      6.000    08/21/2026          425,242
     803,000   St. Louis, MO Tax Increment (Washington East Condominiums)(1)     5.500    01/20/2028          575,085
     500,000   St. Louis, MO Tax Increment (Washington East Condominiums)(1)     5.500    01/20/2028          358,085
   1,080,000   St. Louis, MO Tax Increment Financing (Ludwig Lofts)(1)           6.690    04/21/2029          881,323
     373,000   St. Louis, MO Tax Increment Financing, Series A                   5.500    09/02/2028          265,520
   3,261,000   St. Louis, MO Tax Increment, Series A(1)                          6.600    01/21/2028        2,652,302
     620,000   Stone Canyon, MO Improvement District (Infrastructure)(1)         5.700    04/01/2022          515,691
     320,000   Stone Canyon, MO Improvement District (Infrastructure)(1)         5.750    04/01/2027          247,997
     365,000   Suemandy, MO Mid-Rivers Community Improvement District(1)         7.000    10/01/2019          375,691
     950,000   Suemandy, MO Mid-Rivers Community Improvement District(1)         7.500    10/01/2029          975,983
      35,000   University of Missouri (System Facilities)(1)                     5.000    11/01/2018           35,118
   1,000,000   University Place, MO Transportation Devel. District(1)            5.000    03/01/2026          757,070


                      28 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

 Principal
   Amount                                                                       Coupon     Maturity        Value
------------                                                                    ------    ----------   --------------
Missouri Continued
$  2,500,000   University Place, MO Transportation Devel. District(1)            5.000%   03/01/2032   $    1,732,200
                                                                                                       --------------
                                                                                                           75,277,296
Montana--0.3%
  11,710,000   Hardin, MT Tax Increment Industrial                               0.000(4) 09/01/2031        7,213,243
               Infrastructure Devel. (Rocky Mountain Power)(1)
     375,000   MT Facilities Finance Authority (St. John's Lutheran)(1)          6.000    05/15/2025          345,600
                                                                                                       --------------
                                                                                                            7,558,843
Nebraska--0.8%
   2,915,000   NE Educational Facilities Authority (Midland                      5.600    09/15/2029        2,551,500
               Lutheran College)(1)
   1,150,000   NE Educational Finance Authority (Concordia University)(1)        5.000    10/01/2037          983,699
  16,460,000   Omaha, NE Public Facilities Corp. (Baseball Stadium)(2)           5.000    06/01/2036       17,467,681
   2,200,000   Santee Sioux Nation, NE Tribal Health Care
               (Indian Health Service)(1)                                        8.750    10/01/2020        2,285,822
      40,000   Scotts Bluff County, NE Hospital Authority
               (Regional West Medical Center)(1)                                 5.250    11/15/2028           40,007
                                                                                                       --------------
                                                                                                           23,328,709
Nevada--2.5%
  15,000,000   Clark County, NV Airport(2)                                       5.750    07/01/2042       16,149,900
   2,000,000   Clark County, NV Airport(1)                                       5.750    07/01/2042        2,153,320
     325,000   Clark County, NV Improvement District(1)                          5.000    02/01/2026          251,124
     260,000   Clark County, NV Improvement District(1)                          5.050    02/01/2031          187,593
  20,000,000   Clark County, NV Water Reclamation District(2)                    5.250    07/01/2038       21,444,400
   5,105,000   Director of the State of NV Dept. of Business
               & Industry (Las Vegas Monorail)                                   6.850(3) 01/01/2019          680,599
   1,000,000   Director of the State of NV Dept. of Business
               & Industry (Las Ventanas Retirement)(5, 6)                        7.000    11/15/2034          537,810
   1,155,000   Las Vegas, NV Local Improvement Bonds(1)                          6.250    06/01/2024        1,058,916
   6,200,000   Las Vegas, NV Paiute Tribe, Series A(1)                           6.625    11/01/2017        5,343,346
   1,615,000   Las Vegas, NV Special Improvement District
               (Sumerlin Village)(1)                                             5.875    06/01/2021        1,514,983
   9,270,000   Las Vegas, NV Special Improvement District
               (Sumerlin Village)(1)                                             6.125    06/01/2031        8,073,799
      90,000   Mesquite, NV Special Improvement District
               (Canyon Creek)(1)                                                 5.200    08/01/2016           77,083
     135,000   Mesquite, NV Special Improvement District
               (Canyon Creek)(1)                                                 5.250    08/01/2017          111,804
     280,000   Mesquite, NV Special Improvement District
               (Canyon Creek)(1)                                                 5.300    08/01/2018          227,889
     610,000   Mesquite, NV Special Improvement District No.
               07-01 (Anthem at Mesquite)(1)                                     5.850    08/01/2018          580,726
   1,000,000   Mesquite, NV Special Improvement District No.
               07-01 (Anthem at Mesquite)(1)                                     6.000    08/01/2023          896,200
     535,000   Mesquite, NV Special Improvement District No.
               07-01 (Anthem at Mesquite)(1)                                     6.000    08/01/2027          459,998


                      29 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

 Principal
   Amount                                                                       Coupon     Maturity        Value
------------                                                                    ------    ----------   --------------
Nevada Continued
$    755,000   Mesquite, NV Special Improvement District
               No. 07-01 (Anthem at Mesquite)(1)                                 6.150%   08/01/2037   $      615,076
      25,000   Reno, NV Capital Improvement(1)                                   5.125    06/01/2026           25,052
   3,280,000   Sparks, NV Redevel. Agency (Redevel Area No. 2)(1)                6.400    06/01/2020        3,206,430
   7,420,000   Sparks, NV Redevel. Agency (Redevel Area No. 2)(1)                6.700    06/01/2028        6,954,469
                                                                                                       --------------
                                                                                                           70,550,517
New Hampshire--2.3%
     305,000   Manchester, NH Hsg. & Redevel. Authority, Series B                5.650(3) 01/01/2029           68,735
   3,220,000   Manchester, NH Hsg. & Redevel. Authority, Series B                5.700(3) 01/01/2030          662,418
     495,000   Manchester, NH Hsg. & Redevel. Authority, Series B                6.000(3) 01/01/2023          189,184
   1,000,000   Manchester, NH Hsg. & Redevel. Authority, Series B(1)             6.750    01/01/2015          992,020
     500,000   NH Business Finance Authority (Huggins Hospital)(1)               6.875    10/01/2039          516,265
     120,000   NH H&EFA (Catholic Medical Center)(1)                             6.125    07/01/2032          121,499
   4,010,000   NH H&EFA (Franklin Pierce College)(1)                             6.050    10/01/2034        3,532,610
  22,000,000   NH H&EFA (LRG Healthcare)(2)                                      5.500    10/01/2034       23,310,760
   1,235,000   NH H&EFA (LRG Healthcare)(1)                                      5.500    10/01/2034        1,308,581
  21,000,000   NH H&EFA (LRG Healthcare)(2)                                      7.000    04/01/2038       25,146,660
   1,980,000   NH H&EFA (Portsmouth Christian Academy)(1)                        5.750    07/01/2023        1,690,821
   6,115,000   NH H&EFA (Portsmouth Christian Academy)(1)                        5.850    07/01/2033        4,790,674
      40,000   NH H&EFA (St. Joseph Hospital/Youville House/Cove)(1)             5.500    07/01/2034           40,540
   1,220,000   NH HE&HFA (Franklin Pierce College)(1)                            5.300    10/01/2028        1,013,234
                                                                                                       --------------
                                                                                                           63,384,001
New Jersey--2.4%
   5,610,000   NJ Health Care Facilities Financing Authority                     6.300    07/01/2023        5,260,553
               (Deborah Heart & Lung Center)(1)
  22,275,000   NJ Tobacco Settlement Financing Corp.(1)                          4.750    06/01/2034       16,485,505
  53,240,000   NJ Tobacco Settlement Financing Corp.(1)                          5.000    06/01/2029       45,407,331
                                                                                                       --------------
                                                                                                           67,153,389
New Mexico--0.5%
   1,495,000   Cabezon, NM Public Improvement District(1)                        6.300    09/01/2034        1,356,713
   6,455,000   Eldorado, NM Area Water and Sanitation District(1)                6.000    02/01/2023        5,948,799
      20,000   Farmington, NM Hospital (San Juan Medical
               Center/Interface, Inc. Obligated Group)(1)                        5.000    06/01/2016           20,021
     500,000   Mariposa East, NM Public Improvement District(1)                  6.000    09/01/2032          400,950
     300,000   Montecito Estates, NM Public Improvement District(1)              7.000    10/01/2037          275,004
   3,380,000   NM Educational Assistance Foundation(1)                           5.900    09/01/2031        3,397,948
      25,000   NM Finance Authority (Workers Compensation
               Administration Building)(1)                                       5.600    09/01/2014           25,075
   1,925,000   NM Trails Public Improvement District(1)                          7.750    10/01/2038        1,817,354
     100,000   Santa Fe, NM Educational Facilities (St. John's College)(1)       5.500    03/01/2024           98,324


                      30 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

  Principal
   Amount                                                                       Coupon     Maturity         Value
------------                                                                    ------    ----------   --------------
New Mexico Continued
$      5,000   Santa Fe, NM Educational Facilities (St. John's College)(1)       5.500%   03/01/2024   $        5,002
                                                                                                       --------------
                                                                                                           13,345,190
New York--1.2%
  19,665,000   NYC GO(2)                                                         5.375    04/01/2036       21,605,251
  10,000,000   NYS DA (St. Mary's Hospital for Children)(1,7)                    7.875    11/15/2041       10,253,700
                                                                                                       --------------
                                                                                                           31,858,951
North Carolina--0.2%
      20,000   NC Medical Care Commission (ARC/HDS Alamance Hsg. Corp.)(1)       5.800    10/01/2034           20,410
   5,000,000   NC Medical Care Commission Health Care Facilities (Novant
               Health)(7)                                                        4.750    11/01/2043        4,846,100
     625,000   NC Medical Care Commission Retirement Facilities
               (Village at Brookwood)(1)                                         5.250    01/01/2032          511,325
                                                                                                       --------------
                                                                                                            5,377,835
North Dakota--0.0%
      25,000   Parshall, ND Water(1)                                             5.500    09/01/2024           25,010
      40,000   Williston, ND Water Utility(1)                                    5.100    05/01/2013           40,104
                                                                                                       --------------
                                                                                                               65,114
Ohio--6.3%
   3,440,000   Bowling Green, OH Student Hsg. (CFP I-Bowling
               Green State University)(1)                                        5.750    06/01/2031        3,510,933
   2,250,000   Bowling Green, OH Student Hsg. (CFP I-Bowling
               Green State University)(1)                                        6.000    06/01/2045        2,305,868
  25,000,000   Buckeye, OH Tobacco Settlement Financing
               Authority (TASC)(1)                                               0.000(4) 06/01/2037       17,352,250
  13,980,000   Buckeye, OH Tobacco Settlement Financing
               Authority (TASC)(1)                                               5.125    06/01/2024       12,216,004
     175,000   Buckeye, OH Tobacco Settlement Financing
               Authority (TASC)(1)                                               5.375    06/01/2024          156,527
   6,690,000   Buckeye, OH Tobacco Settlement Financing
               Authority (TASC)(1)                                               5.750    06/01/2034        5,335,141
  10,610,000   Buckeye, OH Tobacco Settlement Financing
               Authority (TASC)(1)                                               5.875    06/01/2030        8,939,774
   9,275,000   Buckeye, OH Tobacco Settlement Financing
               Authority (TASC)(1)                                               5.875    06/01/2047        7,097,787
   9,750,000   Buckeye, OH Tobacco Settlement Financing
               Authority (TASC)(1)                                               6.000    06/01/2042        7,671,788
  46,620,000   Buckeye, OH Tobacco Settlement Financing
               Authority (TASC)(1)                                               6.500    06/01/2047       39,173,387
 970,100,000   Buckeye, OH Tobacco Settlement Financing
               Authority (TASC)                                                  7.251(3) 06/01/2047       31,615,559
 743,000,000   Buckeye, OH Tobacco Settlement Financing
               Authority (TASC)                                                  7.501(3) 06/01/2052       15,164,630
   5,000,000   Butler County, OH Hospital Facilities (UC
               Health)(7)                                                        5.750    11/01/2040        5,026,400
   2,165,000   Centerville, OH Health Care (Bethany Lutheran
               Village)(1)                                                       6.000    11/01/2038        1,949,431


                      31 | Oppenheimer Amt-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

  Principal
   Amount                                                                       Coupon     Maturity         Value
------------                                                                    ------    ----------   --------------
Ohio Continued
$     40,000   Cleveland, OH Airport System                                      5.000%   01/01/2031   $       40,018
     190,000   Cleveland, OH Rock Glen Hsg. Assistance Corp.
               (Ambleside Apartments)(1)                                         7.000    06/01/2018          190,061
      15,000   Cuyahoga County, OH Hospital (Metro Health
               System)(1)                                                        5.500    02/15/2027           15,003
     295,000   Glenwillow Village, OH GO(1)                                      5.875    12/01/2024          309,107
      25,000   Greene County, OH Economic Devel. (YMCA)(1)                       6.000    12/01/2023           19,217
   1,500,000   Greene County, OH University Hsg. (Central
               State University)(1)                                              5.625    09/01/2032        1,034,580
   1,620,000   Grove City, OH Tax Increment Financing(1)                         5.125    12/01/2016        1,588,426
   2,500,000   Grove City, OH Tax Increment Financing(1)                         5.375    12/01/2031        2,086,725
   1,105,000   Jeffrey Place, OH New Community Authority
               (Jeffrey Place Redevel.)(1)                                       5.000    12/01/2022          868,475
     150,000   Lucas County, OH Health Care Facilities
               (Sunset Retirement Communities)(1)                                6.625    08/15/2030          151,139
      10,000   Muskingum County, OH Hospital Facilities
               (BHA/Careserve/PP/SSNH/BHC/BCG/Carelife/BCC
               Obligated Group)(1)                                               5.400    12/01/2016           10,013
   4,500,000   OH Higher Education Facility Commission
               (Ashland University)(1)                                           6.250    09/01/2024        4,649,760
   3,075,000   Port of Greater Cincinnati, OH Devel.
               Authority (Public Parking Infrastructure)                         6.300    02/15/2024        2,122,857
   5,860,000   Port of Greater Cincinnati, OH Devel.
               Authority (Public Parking Infrastructure)                         6.400    02/15/2034        3,620,425
     655,000   Summit County, OH Port Authority (Twinsburg
               Township)(1)                                                      5.125    05/15/2025          586,690
     655,000   Toledo-Lucas County, OH Port Authority (Town
               Square at Levis Commons)(1)                                       5.400    11/01/2036          549,054
                                                                                                       --------------
                                                                                                          175,357,029
Oklahoma--0.4%
      15,000   Grady County, OK Industrial Authority
               (Correctional Facilities)(1)                                      6.000    11/01/2029           14,733
     500,000   Grady County, OK Industrial Authority
               (Correctional Facilities)                                         7.800    11/01/2014          397,845
   4,000,000   Langston, OK EDA (Langston University)(1)                         5.000    05/01/2030        3,859,880
   5,575,000   Langston, OK EDA (Langston University)(1)                         5.000    05/01/2035        5,252,263
     770,000   Langston, OK EDA (Langston University)(1)                         5.250    05/01/2026          773,650
      20,000   Texas County, OK Devel Authority Student Hsg.
               (OPSU-Goodwell)(1)                                                5.450    11/01/2034           18,070
                                                                                                       --------------
                                                                                                           10,316,441
Oregon--0.0%
      25,000   Clackamas County, OR Hospital Facility
               Authority (Williamette Falls Hospital)(1)                         6.000    04/01/2019           25,102
     340,000   OR Facilities Authority (Concordia
               University)(1)                                                    6.125    09/01/2030          346,378
     500,000   OR Facilities Authority (Concordia
               University)(1)                                                    6.375    09/01/2040          512,050
      10,000   OR GO (Veterans Welfare)(1)                                       5.250    10/01/2042           10,082
      30,000   OR GO (Veterans Welfare)                                          6.000    04/01/2032           30,031


                      32 | Oppenheimer Amt-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

  Principal
   Amount                                                                       Coupon     Maturity         Value
------------                                                                    ------    ----------   --------------
Oregon Continued
$    100,000   OR Health & Science University, Series A(1)                       5.250%   07/01/2028   $      100,031
                                                                                                       --------------
                                                                                                            1,023,674
Pennsylvania--1.6%
  15,000,000   Allegheny County, PA HDA (WPAHS/AG/Forbes
               Health System/WPH/WPAON Obligated Group)(1)                       5.000    11/15/2028       11,965,200
      75,000   Blair County, PA IDA (The Village at Penn
               State Retirement Community)(5)                                    6.900    01/01/2022           53,175
     500,000   Chester County, PA H&EFA (Chester County
               Hospital)(1)                                                      6.750    07/01/2031          504,640
   5,000,000   Delaware County, PA Authority (CKHS/CCMC/DCMH
               Obligated Group)(1)                                               5.000    12/15/2031        4,324,700
     500,000   Luzerne County, PA IDA(1)                                         7.500    12/15/2019          506,185
     500,000   Luzerne County, PA IDA(1)                                         7.750    12/15/2027          508,680
   5,000,000   Montgomery County, PA IDA(1)                                      5.750    08/01/2030        5,312,850
      25,000   Northumberland County, PA IDA (NHS Youth
               Services)(1)                                                      5.500    02/15/2033           19,443
   3,675,000   Northumberland County, PA IDA (NHS Youth
               Services)(1)                                                      7.750    02/15/2029        3,746,589
   2,230,000   PA EDFA (Northwestern Human Services)(1)                          5.250    06/01/2028        1,833,684
   5,000,000   PA HEFA (MCP/HUHS/AUS Obligated Group)(1)                         5.875    11/15/2016        5,001,050
   3,500,000   PA HEFA (MCP/HUHS/AUS Obligated Group)(1)                         5.875    11/15/2021        3,467,695
   3,255,000   PA Turnpike Commission(1)                                         0.000(4) 12/01/2034        2,566,372
   1,000,000   Philadelphia, PA H&HEFA (Centralized
               Comprehensive Human Services)(1)                                  7.250    01/01/2021        1,002,270
   4,750,000   Philadelphia, PA H&HEFA (Temple University
               Hospital)(1)                                                      6.625    11/15/2023        4,754,893
                                                                                                       --------------
                                                                                                           45,567,426
Rhode Island--0.4%
   5,000,000   Central Falls, RI Detention Facility(1)                           7.250    07/15/2035        4,380,900
      50,000   Providence, RI HDC (Barbara Jordan
               Apartments)(1)                                                    6.750    07/01/2025           50,107
      25,000   Providence, RI Public Building Authority(1)                       5.400    12/15/2012           25,095
     110,000   RI Health & Educational Building Corp.
               (Johnson & Wales University)(1)                                   6.100    04/01/2026          110,103
      40,000   RI Hsg. & Mtg. Finance Corp. (Homeownership
               Opportunity)(1)                                                   6.500    04/01/2027           40,067
  33,305,000   RI Tobacco Settlement Financing Corp. (TASC)                      6.125(3) 06/01/2052          483,589
 211,125,000   RI Tobacco Settlement Financing Corp. (TASC)                      6.580(3) 06/01/2052        3,397,001
  10,375,000   RI Tobacco Settlement Financing Corp. (TASC)                      6.750(3) 06/01/2052          126,056
   1,400,000   Tiverton, RI Special Obligation Tax (Mount
               Hope Bay Village)(1)                                              6.875    05/01/2022        1,404,508
                                                                                                       --------------
                                                                                                           10,017,426
South Carolina--1.3%
     500,000   Allendale County, SC School District Energy
               Savings Special Obligation(1)                                     8.500    12/01/2018          531,130
      30,000   Charleston County, SC (Care Alliance Health
               Services)(1)                                                      5.000    08/15/2019           30,183


                      33 | Oppenheimer Amt-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

  Principal
   Amount                                                                       Coupon     Maturity         Value
------------                                                                    ------    ----------   --------------
South Carolina Continued
$     35,000   Horry County, SC Hospital Facilities (Conway
               Hospital)(1)                                                      5.000%   07/01/2028   $       32,866
   1,240,000   Lancaster County, SC (Edenmoor Improvement
               District)(5)                                                      5.375    12/01/2016          409,200
   1,460,000   Lancaster County, SC (Edenmoor Improvement
               District)(5)                                                      5.750    12/01/2037          481,800
   1,955,000   Lancaster County, SC (Sun City Carolina
               Lakes)(1)                                                         5.450    12/01/2037        1,672,894
   8,565,000   Lee County, SC School Facilities, Series
               2006(1)                                                           6.000    12/01/2027        8,992,308
      35,000   Piedmont, SC Municipal Power Agency(1)                            5.000    01/01/2018           35,056
      15,000   Piedmont, SC Municipal Power Agency(1)                            5.000    01/01/2022           15,015
   5,750,000   Richland County, SC Assessment Revenue
               (Village at Sandhill Improvement District)(1)                     6.200    11/01/2036        4,792,395
     600,000   SC Connector 2000 Assoc. Toll Road, Series B                      5.535(3) 01/01/2020           55,806
   6,565,000   SC Connector 2000 Assoc. Toll Road, Series B                      5.781(3) 01/01/2021          576,801
  11,240,000   SC Connector 2000 Assoc. Toll Road, Series B                      6.697(3) 01/01/2026          737,232
   5,285,000   SC Educational Facilities Authority (Benedict
               College)(1)                                                       5.600    07/01/2022        4,281,590
   2,420,000   SC Educational Facilities Authority (Benedict
               College)(1)                                                       5.625    07/01/2031        1,758,687
     550,000   SC Educational Facilities Authority (Southern
               Wesleyan University)(1)                                           5.750    03/01/2029          553,432
      45,000   SC Hsg. Finance & Devel. Authority, Series
               A-1(1)                                                            5.300    07/01/2031           45,027
   2,500,000   SC Jobs-EDA (Coastal Hsg. Foundation)(1)                          6.250    04/01/2035        2,620,375
   2,000,000   SC Jobs-EDA (Coastal Hsg. Foundation)(1)                          6.500    04/01/2042        2,117,520
   2,750,000   SC Jobs-EDA (Lutheran Homes)(1)                                   5.500    05/01/2028        2,478,273
     935,000   SC Jobs-EDA (Palmetto Health)(1)                                  5.375    08/01/2022          985,845
   2,000,000   SC Jobs-EDA (Palmetto Health)(1)                                  5.500    08/01/2026        2,060,600
      30,000   SC State Budget & Control Board (Harden Street
               Facilities)(1)                                                    6.000    12/01/2011           30,118
                                                                                                       --------------
                                                                                                           35,294,153
South Dakota--0.0%
      10,000   SD H&EFA (Prairie Lakes Health Care System)(1)                    5.650    04/01/2022           10,006
Tennessee--0.3%
       5,000   Jackson, TN Health Educational & Hsg.
               Facilities Board (Lambuth University)(1)                          5.900    09/01/2015            5,008
      15,000   Johnson City, TN H&EFB (Johnson City Medical
               Center)(1)                                                        5.250    07/01/2028           15,094
   8,400,000   TN Energy Acquisition Corp., Series B(1)                          5.625    09/01/2026        8,518,272
                                                                                                       --------------
                                                                                                            8,538,374
Texas--9.7%
   1,305,000   Anson, TX Education Facilities Corp. Student
               Hsg. (University of Texas/Waterview Park)(1)                      5.100    01/01/2034          946,242
  19,705,000   Austin, TX Independent School District(2)                         5.000    08/01/2033       21,123,065
   6,035,000   Beasley, TX Higher Education Finance Corp.,
               Series A(1)                                                       5.125    12/01/2034        5,373,443


                      34 | Oppenheimer Amt-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

  Principal
   Amount                                                                       Coupon     Maturity         Value
------------                                                                    ------    ----------   --------------
Texas Continued
$  3,090,000   Bexar County, TX HFC (American Opportunity
               Hsg.-Nob Hill Apartments)                                         6.000%   06/01/2021   $    2,375,623
   6,625,000   Bexar County, TX HFC (American Opportunity
               Hsg.-Nob Hill Apartments)                                         6.000    06/01/2031        4,426,560
   5,765,000   Bexar County, TX HFC (American Opportunity
               Hsg.-Waterford/Kingswood)(1)                                      7.000    12/01/2036        5,669,589
     400,000   Bexar County, TX HFC (Doral Club)(1)                              8.750    10/01/2036          288,692
      40,000   Brazoria County, TX Municipal Utility District
               No. 18(1)                                                         5.300    09/01/2028           39,997
      20,000   Brazos County, TX HFDC (Franciscan Services
               Corp.)(1)                                                         5.375    01/01/2032           20,047
      60,000   Collin County, TX HFC (Community College
               District Foundation)(1)                                           5.250    06/01/2031           37,012
       5,000   Cypress Hill, TX Municipal Utility District
               No. 1(1)                                                          5.250    09/01/2025            5,002
      25,000   Dallas-Fort Worth, TX International Airport
               Facility(1)                                                       5.200    01/15/2031           25,016
   6,770,000   Dallas-Fort Worth, TX International Airport
               Facility (American Airlines)                                      6.000    11/01/2014        6,731,073
     700,000   Danbury, TX Higher Education Finance Corp.
               (Island Foundation)(1)                                            6.250    02/15/2036          647,395
   7,650,000   Donna, TX GO(1)                                                   6.250    02/15/2037        6,019,632
     255,000   El Paso County, TX HFC (American Village
               Communities), Series A(1)                                         6.250    12/01/2020          259,414
     335,000   El Paso County, TX HFC (El Paso American Hsg.
               Foundation), Series A(1)                                          6.375    12/01/2032          338,193
   5,300,000   Escondido, TX Public Improvement District
               (Horseshoe Bay)(1)                                                7.250    10/01/2033        5,152,713
      20,000   Harris County, TX HFDC (Texas Children's
               Hospital)(1)                                                      5.250    10/01/2029           20,169
      25,000   Harris County, TX Municipal Utility District
               No. 20(1)                                                         6.450    04/01/2020           24,998
      45,000   Harris County-Houston, TX Sports Authority(1)                     5.000    11/15/2025           43,112
  16,000,000   Houston, TX Airport System, Series A(2)                           5.500    07/01/2039       17,324,000
   2,345,000   Lubbock, TX HFC (Las Colinas Quail Creek
               Apartments)(1)                                                    6.000    07/01/2022        2,001,035
   1,530,000   Lubbock, TX HFC (Las Colinas Quail Creek
               Apartments)(1)                                                    6.000    07/01/2025        1,253,453
     770,000   Lubbock, TX HFC (Las Colinas Quail Creek
               Apartments)(1)                                                    6.000    07/01/2032          585,008
   2,900,000   Lufkin, TX Health Facilities Devel. Corp.
               (Memorial Health System of East Texas)(1)                         6.250    02/15/2037        2,957,884
     700,000   Maverick County, TX GO COP(1)                                     8.750    03/01/2034          712,754
   2,350,000   Maverick County, TX GO COP(1)                                     8.750    03/01/2034        2,376,109
  12,100,000   McLennan County, TX Public Facility Corp.(1)                      6.625    06/01/2035       13,287,494
     230,000   Midlothian, TX Devel. Authority Tax
               Increment(1)                                                      5.125    11/15/2026          209,774
      75,000   Mission, TX EDC(1)                                                6.600    01/01/2020           75,210
  12,000,000   North Central TX HFDC (Children's Medical
               Center)(2)                                                        5.750    08/15/2039       12,826,800
      15,000   North TX Tollway Authority (Dallas North
               Tollway System)(1)                                                5.000    01/01/2023           15,012


                      35 | Oppenheimer Amt-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

  Principal
   Amount                                                                       Coupon      Maturity         Value
------------                                                                    ------     ----------   --------------
Texas Continued
$     50,000   Port of Corpus Christi, TX (Union Pacific
               Corp.)                                                            5.350%    11/01/2010   $       50,005
      50,000   Richardson, TX Hospital Authority
               (Baylor/Richardson)(1)                                            5.625     12/01/2028           49,080
   3,695,000   Sabine, TX River Authority Pollution Control
               (TXU Electric Company)                                            6.150     08/01/2022        1,296,760
  16,000,000   Tarrant County, TX Cultural Education
               Facilities Finance Corp. (Baylor Health Care
               System)(2)                                                        6.250     11/15/2029       18,242,560
     980,000   Tom Green County, TX HFDC (Shannon Health
               System/Shannon Medical Center)(1)                                 6.750     05/15/2021          999,247
   2,500,000   Tomball, TX Hospital Authority (Tomball
               Regional Hospital)(1)                                             5.000     07/01/2020        2,514,300
      20,000   Tomball, TX Hospital Authority (Tomball
               Regional Hospital)(1)                                             6.000     07/01/2025           20,108
   2,025,000   Tomball, TX Hospital Authority (Tomball
               Regional Hospital)(1)                                             6.000     07/01/2029        2,033,930
   6,797,000   Trophy Club, TX Public Improvement (Highlands
               Trophy Club)(1)                                                   7.750     10/01/2037        6,526,479
     110,000   TX Dormitory Finance Authority (Temple Junior
               College Foundation)                                               5.750     09/01/2027           67,068
     485,000   TX Dormitory Finance Authority (Temple Junior
               College Foundation)                                               6.000     09/01/2033          295,258
  10,000,000   TX Multifamily Housing Options (Affordable
               Hsg.)                                                             0.540(10) 01/01/2039        3,038,000
   1,990,000   TX Municipal Gas Acquisition & Supply Corp.(1)                    1.810(10) 12/15/2026        1,396,920
  95,000,000   TX Municipal Gas Acquisition & Supply Corp.(2)                    6.250     12/15/2026      106,905,400
     545,000   TX Panhandle HFA (Amarillo Affordable
               Hsg.)(5, 6)                                                       6.625     03/01/2020          277,143
   3,065,000   TX Panhandle HFA (Amarillo Affordable
               Hsg.)(5, 6)                                                       6.750     03/01/2031        1,547,028
   1,750,000   TX Public Finance Authority Charter School
               Finance Corp. (Cosmos Foundation)(1)                              6.000     02/15/2030        1,851,990
     660,000   TX Public Finance Authority Charter School
               Finance Corp. (Ed-Burnham Wood)(1)                                6.250     09/01/2036          621,364
   1,085,000   TX Public Finance Authority Charter School
               Finance Corp. (New Fontiers School)(1)                            5.800     08/15/2040        1,085,694
  18,750,000   TX Turnpike Authority (Central TX Turnpike
               System)                                                           6.590(3)  08/15/2037        3,457,688
   4,205,000   Wichita County, TX HFDC (Wichita Falls
               Retirement Foundation)(1)                                         6.250     01/01/2028        3,913,972
                                                                                                        --------------
                                                                                                           269,381,514
U.S. Possessions--3.1%
      40,000   Guam GO(1)                                                        5.400     11/15/2018           39,965
     500,000   Guam Government Department of Education COP
               (John F. Kennedy High School)(1)                                  6.625     12/01/2030          521,900
     800,000   Guam Government Department of Education COP
               (John F. Kennedy High School)(1)                                  6.875     12/01/2040          838,592
  13,620,000   Puerto Rico Aqueduct & Sewer Authority(1)                         6.000     07/01/2038       14,612,489
  10,000,000   Puerto Rico Commonwealth GO(1)                                    6.000     07/01/2039       11,021,200
   5,000,000   Puerto Rico Commonwealth GO(1)                                    6.500     07/01/2037        5,726,550
      65,000   Puerto Rico Infrastructure(1)                                     5.000     07/01/2041           64,391
     850,000   Puerto Rico Infrastructure(1)                                     5.500     07/01/2024          933,300


                      36 | Oppenheimer Amt-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

  Principal
   Amount                                                                       Coupon     Maturity         Value
------------                                                                    ------    ----------   --------------
U.S. Possessions Continued
$  8,000,000   Puerto Rico Infrastructure                                       7.075%(3) 07/01/2030   $    2,441,920
   8,000,000   Puerto Rico Public Buildings Authority(1)                        5.625     07/01/2039        8,307,840
   7,550,000   Puerto Rico Public Buildings Authority(1)                        6.250     07/01/2026        8,341,089
   1,000,000   Puerto Rico Public Buildings Authority(1)                        6.250     07/01/2031        1,166,960
  29,670,000   Puerto Rico Sales Tax Financing Corp., Series A                  6.110(3)  08/01/2044        3,916,143
   3,000,000   Puerto Rico Sales Tax Financing Corp., Series
               A(1)                                                             6.500     08/01/2044        3,462,870
  14,000,000   Puerto Rico Sales Tax Financing Corp., Series A                  6.530(3)  08/01/2047        1,532,020
  50,000,000   Puerto Rico Sales Tax Financing Corp., Series A                  7.280(3)  08/01/2034       11,642,000
   3,200,000   Puerto Rico Sales Tax Financing Corp., Series C(1)               6.000     08/01/2039        3,613,152
   7,100,000   Puerto Rico Sales Tax Financing Corp., Series C(1)               6.000     08/01/2042        7,939,433
                                                                                                       --------------
                                                                                                           86,121,814
Utah--0.1%
     285,000   Utah County, UT Charter School (Lincoln Academy)(1)              5.875     06/15/2037          250,216
     275,000   Utah County, UT Charter School (Renaissance Academy)(1)          5.625     07/15/2037          233,041
   1,500,000   West Valley City, UT Sewer (East Hollywood High School)(1)       5.625     06/15/2037        1,247,700
                                                                                                       --------------
                                                                                                            1,730,957
Vermont--0.0%
      30,000   VT E&HBFA (Mary Hitchcock Memorial Hospital/Cooley Dickenson
               Hospital Obligated Group)                                        5.000     11/15/2022           30,007
      85,000   VT EDA (Wake Robin Corp.)(1)                                     6.300     03/01/2033           83,198
     771,821   VT Educational & Health Buildings Financing Agency (Marlboro
               College)(1)                                                      2.779     04/01/2019          627,081
     125,000   VT Student Assistance Corp.(1)                                   5.000     03/01/2026          127,520
                                                                                                       --------------
                                                                                                              867,806
Virginia--2.2%
   2,300,000   Buena Vista, VA Public Recreational Facilities Authority (Golf
               Course)(1)                                                       5.250     07/15/2025        2,083,662
     825,000   Buena Vista, VA Public Recreational Facilities Authority (Golf
               Course)(1)                                                       5.500     07/15/2035          722,832
     625,000   Celebrate, VA North Community Devel. Authority Special
               Assessment(1)                                                    6.750     03/01/2034          454,763
     100,000   Danville, VA IDA Educational Facilities (Averett University)(1)  6.000     03/15/2016          101,359
     750,000   Farms New Kent, VA Community Devel. Authority Special
               Assessment(1)                                                    5.125     03/01/2036          550,860
   3,000,000   Farms New Kent, VA Community Devel. Authority Special
               Assessment(1)                                                    5.450     03/01/2036        2,287,350
     750,000   Farms New Kent, VA Community Devel. Authority Special
               Assessment(1)                                                    5.800     03/01/2036          594,210
      25,000   Greensville County, VA IDA (Georgia-Pacific Corp.)(1)            5.300     08/01/2014           24,839
     345,000   Manassas Park, VA Economic Devel. Authority(1)                   6.000     07/15/2035          351,572
     900,000   New Port, VA CDA(1)                                              5.600     09/01/2036          536,229


                      37 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

  Principal
   Amount                                                                       Coupon     Maturity         Value
------------                                                                    ------    ----------   --------------
Virginia Continued
$     65,000   Norton, VA IDA (Norton Community Hospital)(1)                    6.000%    12/01/2022   $       65,426
   3,475,000   Peninsula, VA Town Center Community Devel. Authority
               Special Obligation(1)                                            6.450     09/01/2037        3,461,413
     880,000   Stafford County & Staunton, VA IDA (Virginia Municipal
               League/Mt. Rogers)(1)                                            6.500     08/01/2028          887,973
   2,850,000   Stafford County & Staunton, VA IDA (Virginia Municipal
               League/Mt. Rogers)(1)                                            6.500     08/01/2038        2,778,209
     675,000   Suffolk, VA IDA (Lake Prince Center)(1)                          5.300     09/01/2031          603,686
   3,600,000   VA Celebrate South CDA Special Assessment(1)                     6.250     03/01/2037        2,563,884
   1,000,000   VA College Building Authority (Regent University)(1)             5.000     06/01/2026          973,560
   8,000,000   VA College Building Authority (Regent University)(1)             5.000     06/01/2029        7,654,240
   1,035,000   VA College Building Authority Educational Facilities (Regent
               University)(1)                                                   5.000     06/01/2036          948,671
   3,700,000   VA Small Business Financing Authority (Hampton Roads Proton)(1)  9.000     07/01/2039        3,897,025
  29,020,000   VA Tobacco Settlement Authority(1)                               5.000     06/01/2047       20,483,187
  35,170,000   VA Tobacco Settlement Authority                                  5.670(3)  06/01/2047        1,186,636
 162,770,000   VA Tobacco Settlement Authority                                  5.770(3)  06/01/2047        5,122,372
   5,000,000   VA Tobacco Settlement Financing Corp.                            0.000(4)  06/01/2046        3,181,300
                                                                                                       --------------
                                                                                                           61,515,258
Washington--2.5%
   1,000,000   Bremerton, WA Hsg. Authority(1)                                  5.300     06/01/2026          955,020
   4,145,000   Bremerton, WA Hsg. Authority(1)                                  5.500     06/01/2037        3,581,404
   2,050,000   Chelan County, WA Devel. Corp. (Alcoa)(1)                        5.850     12/01/2031        2,063,346
      35,000   Pierce County, WA Hsg. Authority(1)                              5.800     12/01/2023           32,281
     100,000   Port Camas, WA Public Industrial Corp. (James River Corp.
               of Virginia)(1)                                                  6.700     04/01/2023          100,026
      75,000   Radford, WA Court Properties Student Housing(1)                  5.000     06/01/2027           75,382
   2,460,000   Seattle, WA Hsg. Authority (Gamelin House & Genesee)(1)          5.700     11/01/2035        2,258,059
     165,000   Skagit Valley, WA College(1)                                     5.625     11/01/2017          165,233
     140,000   Skagit Valley, WA College(1)                                     5.750     11/01/2023          140,090
     500,000   Vancouver, WA Downtown Redevel. Authority (Conference
               Center)(1)                                                       5.250     01/01/2028          363,850
   1,800,000   Vancouver, WA Downtown Redevel. Authority (Conference
               Center)(1)                                                       5.250     01/01/2034        1,247,184
      55,000   Vancouver, WA Hsg. Authority(1)                                  5.500     03/01/2028           55,058
  33,785,000   WA Health Care Facilities Authority (Catholic Health
               Initiatives)(2)                                                  6.375     10/01/2036       38,279,735
   2,000,000   WA Health Care Facilities Authority (Kadlec Regional Medical
               Center)(7)                                                       5.250     12/01/2030        1,975,460
   2,400,000   WA Health Care Facilities Authority (Kadlec Regional Medical
               Center)(7)                                                       5.375     12/01/2033        2,367,096
  15,000,000   WA Health Care Facilities Authority (Providence Health
               System-Washington)(2)                                            5.250     10/01/2033       16,052,100


                      38 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

  Principal
   Amount                                                                       Coupon     Maturity         Value
------------                                                                    ------    ----------   --------------
Washington Continued
$    115,000   WA Health Care Facilities Authority (Swedish Health System)(1)   5.125%    11/15/2022   $      115,317
      90,000   WA Health Care Facilities Authority (Yakima Valley Memorial
               Hospital Assoc.)(1)                                              5.250     12/01/2020           89,094
     145,000   WA Health Care Facilities Authority (Yakima Valley Memorial
               Hospital Assoc.)(1)                                              5.375     12/01/2027          137,463
      10,000   WA HFC (Nickerson Area Properties)(1)                            5.250     01/01/2023            8,537
      25,000   WA Tobacco Settlement Authority (TASC)(1)                        6.625     06/01/2032           25,392
      80,000   White Salmon, WA Water & Sewer(1)                                6.000     07/01/2015           80,177
                                                                                                       --------------
                                                                                                           70,167,304
West Virginia--0.1%
      50,000   Pleasants County, WV Pollution Control (Monongahela Power
               Company)(1)                                                      6.150     05/01/2015           50,096
     500,000   Wheeling, WV Tax Increment (Stone Building Renovation)(1)        5.200     06/01/2025          421,835
   1,500,000   Wheeling, WV Tax Increment (Stone Building Renovation)(1)        5.500     06/01/2033        1,208,880
   1,720,000   WV Hospital Finance Authority (Charleston Area Medical
               Center)(1)                                                       5.500     09/01/2025        1,780,338
                                                                                                       --------------
                                                                                                            3,461,149
Wisconsin--0.2%
   1,750,000   Sokaogon, WI Chippewa Community (Gaming)(1)                      7.000     01/01/2026        1,062,075
   1,500,000   WI H&EFA (Aurora Health Care)(1)                                 5.600     02/15/2029        1,500,630
     350,000   WI H&EFA (Beloit College)(1)                                     6.125     06/01/2035          365,582
     350,000   WI H&EFA (Beloit College)(1)                                     6.125     06/01/2039          363,629
       5,000   WI H&EFA (Froedert & Community)(1)                               5.375     10/01/2030            5,097
     280,000   WI H&EFA (Kenosha Hospital & Medical Center)(1)                  5.625     05/15/2029          280,137
      25,000   WI H&EFA (Marshfield Clinic)(1)                                  6.000     02/15/2025           25,304
     185,000   WI H&EFA (Medical College of Wisconsin)(1)                       5.500     12/01/2026          185,155
   2,140,000   WI H&EFA (Richland Hospital)(1)                                  5.375     06/01/2028        1,902,378
                                                                                                       --------------
                                                                                                            5,689,987
                                                                                                       --------------
Total Municipal Bonds and Notes (Cost $3,658,035,896)                                                   3,321,175,575
Corporate Bonds and Notes--0.0%
     105,545   Delta Air Lines, Inc., Sr. Unsec. Nts.(1, 11) (Cost $104,489)    8.000     12/01/2015           84,570

   Shares
------------
Common Stocks--0.0%
         918   Delta Air Lines, Inc.(6,11) (Cost $ 5,407)                                                      12,751
Total Investments, at Value (Cost $3,658,145,792)-119.2%                                                3,321,272,896
Liabilities in Excess of Other Assets-(19.2)                                                             (534,866,365)
                                                                                                       --------------
Net Assets-100.0%                                                                                      $2,786,406,531
                                                                                                       ==============

Footnotes to Statement of Investments

* October 29, 2010 is the last business day of the Fund's quarterly period. See accompanying Notes.

(1.) All or a portion of the security position has been segregated for collateral to cover borrowings.


                      39 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

(2.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

(3.) Zero coupon bond reflects effective yield on the date of purchase.

(4.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(5.) Issue is in default. See accompanying Notes.

(6.) Non-income producing security.

(7.) When-issued security or delayed delivery to be delivered and settled after October 29, 2010. See accompanying Notes.

(8.) Subject to a forbearance agreement. Rate shown is current rate. See accompanying Notes.

(9.) Restricted security. The aggregate value of restricted securities as of October 29, 2010 was $7,507,034, which represents 0.27% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                          ACQUISITION                                 UNREALIZED
SECURITY                                     DATES            COST         VALUE     DEPRECIATION
--------                                ---------------   -----------   ----------   ------------
IL Finance Authority (Monarch Landing)          6/11/09   $ 1,582,902   $  317,420    $ 1,265,482
IL Finance Authority (Monarch Landing)          6/11/09     2,487,481      539,614      1,947,867
IL Finance Authority (Sedgebrook)        5/5/09-6/12/09     5,750,368    2,800,000      2,950,368
IL Finance Authority (Sedgebrook)               6/11/09     2,330,312    1,050,000      1,280,312
IL Finance Authority (Sedgebrook)       6/11/09-6/12/09     5,420,400    2,800,000      2,620,400
                                                          -----------   ----------    -----------
                                                          $17,571,463   $7,507,034    $10,064,429
                                                          ===========   ==========    ===========

(10.) Represents the current interest rate for a variable or increasing rate security.

(11.) Received as a result of a corporate action.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of October 29, 2010 based on valuation input level:

                             LEVEL 1--       LEVEL 2--        LEVEL 3--
                            UNADJUSTED         OTHER          SIGNIFICANT
                              QUOTED        SIGNIFICANT      UNOBSERVABLE
                              PRICES     OBSERVABLE INPUTS      INPUTS           VALUE
                            ----------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Alabama                      $--        $   38,781,382        $--        $   38,781,382
   Alaska                        --            40,174,291         --            40,174,291
   Arizona                       --           143,163,882         --           143,163,882
   Arkansas                      --             2,216,643         --             2,216,643
   California                    --           673,482,530         --           673,482,530
   Colorado                      --           128,901,352         --           128,901,352
   Connecticut                   --             6,550,670         --             6,550,670
   Delaware                      --             5,775,071         --             5,775,071
   District of Columbia          --            17,186,434         --            17,186,434
   Florida                       --           451,196,790         --           451,196,790
   Georgia                       --            45,065,757         --            45,065,757
   Hawaii                        --               867,765         --               867,765
   Idaho                         --             8,468,270         --             8,468,270
   Illinois                      --           336,255,319         --           336,255,319


                      40 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

   Indiana                         --          39,485,148             --        39,485,148
   Iowa                            --          61,514,338             --        61,514,338
   Kansas                          --           3,852,861             --         3,852,861
   Kentucky                        --             205,239             10           205,249
   Louisiana                       --          71,844,801             --        71,844,801
   Maryland                        --           8,548,915             --         8,548,915
   Massachusetts                   --           2,958,338             --         2,958,338
   Michigan                        --          60,241,634             --        60,241,634
   Minnesota                       --          26,022,128             --        26,022,128
   Mississippi                     --           5,455,844             --         5,455,844
   Missouri                        --          75,277,296             --        75,277,296
   Montana                         --           7,558,843             --         7,558,843
   Nebraska                        --          23,328,709             --        23,328,709
   Nevada                          --          70,550,517             --        70,550,517
   New Hampshire                   --          63,384,001             --        63,384,001
   New Jersey                      --          67,153,389             --        67,153,389
   New Mexico                      --          13,345,190             --        13,345,190
   New York                        --          31,858,951             --        31,858,951
   North Carolina                  --           5,377,835             --         5,377,835
   North Dakota                    --              65,114             --            65,114
   Ohio                            --         175,357,029             --       175,357,029
   Oklahoma                        --          10,316,441             --        10,316,441
   Oregon                          --           1,023,674             --         1,023,674
   Pennsylvania                    --          45,567,426             --        45,567,426
   Rhode Island                    --          10,017,426             --        10,017,426
   South Carolina                  --          35,294,153             --        35,294,153
   South Dakota                    --              10,006             --            10,006
   Tennessee                       --           8,538,374             --         8,538,374
   Texas                           --         266,343,514      3,038,000       269,381,514
   U.S. Possessions                --          86,121,814             --        86,121,814
   Utah                            --           1,730,957             --         1,730,957
   Vermont                         --             867,806             --           867,806
   Virginia                        --          61,515,258             --        61,515,258
   Washington                      --          70,167,304             --        70,167,304
   West Virginia                   --           3,461,149             --         3,461,149
   Wisconsin                       --           5,689,987             --         5,689,987
Corporate Bonds and Notes          --              84,570             --            84,570
Common Stocks                  12,751                  --             --            12,751
                              -------      --------------     ----------    --------------
Total Assets                  $12,751      $3,318,222,135     $3,038,010    $3,321,272,896
                              =======      ==============     ==========    ==============

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG      Association of Bay Area Governments
AG        Allegheny General Hospital
AHF       American Housing Foundation
ARC       Assoc. of Retarded Citizens
AUS       Allegheny United Hospital
BCC       Bethesda Company Care, Inc.
BCCC      Botsford Continuing Care Corp.
BCG       Bethesda Care Givers


                      41 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

BGH       Botsford General Hospital
BHA       Bethesda Hospital Assoc.
BHC       Bethesda Home Care
CCMC      Crozer-Chester Medical Center
CDA       Communities Devel. Authority
CECS      Carden Elementary Charter School
CEMS      Community Emergency Medical Services
CFGH      Central Florida Group Homes
CHHC      Community Health & Home Care
CKHS      Crozer-Keystone Health System
COP       Certificates of Participation
DA        Dormitory Authority
DCMH      Delaware County Memorial Hospital
DKH       Day Kimball Hospital
DRIVERS   Derivative Inverse Tax Exempt Receipts
E&HBFA    Educational Health Buildings Financing Agency
EDA       Economic Devel. Authority
EDC       Economic Devel. Corp.
EDFA      Economic Devel. Finance Authority
EF&CD     Environmental Facilities and Community Devel.
EICS      E-Institute Charter School
EMH       Elmhurst Memorial Hospital
EMHH      Elmhurst Memorial Home Health
EMHS      Elmhurst Memorial Health System
FHA       Federal Housing Agency/Authority
FHS       Freeman Health System
FNH       Freeman Neosho Hospital
FRS       Family Rehabilitation Services (Hancock Manor)
GO        General Obligation
H&EFA     Health and Educational Facilities Authority
H&EFB     Health and Educational Facilities Board
H&HEFA    Hospitals and Higher Education Facilities Authority
HDA       Hospital Devel. Authority
HDC       Housing Devel. Corp.
HE&HFA    Higher Education and Health Facilities Authority
HEFA      Higher Education Facilities Authority
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
HFDC      Health Facilities Devel. Corp.
HNE       Healthnet of New England
HUHS      Hahnemann University Hospital System
IDA       Industrial Devel. Agency
MCP       Medical College Of Pennsylvania
M-S-R Modesto Irrigation District of the City of Santa Clara and the City of Redding
NYC       New York City
NYS       New York State
OHC       Oakwood Hospital Corp.
OLOLMC    Our Lady of Lake Medical Center
OLOLRMC   Our Lady of Lourdes Regional Medical Center
OPSU      Oklahoma Panhandle State University
OUH       Oakwood United Hospitals
PP        Professionals PRN, Inc.
RITES     Residual Interest Tax Exempt Security
ROLs      Residual Option Longs
SJHCN     St. Joseph Home Care Network
SJHE      St. Joseph Hospital of Eureka
SJHO      St. Joseph Hospital of Orange
SJHS      St. Joseph Health System


                      42 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

SSNH      Sunny Slope Nursing Home
TASC      Tobacco Settlement Asset-Backed Bonds
TAT       The Academy of Tuscson
TC        Travis Corp. (People Care)
UC        United Care
VC        VinFen Corp.
VCS       VinFen Clinical Services
WPAHS     West Penn Allegheny Health System
WPAON     West Penn Allegheny Oncology Network
WPH       Western Pennsylvania Hospital
YMCA      Young Men's Christian Assoc.
ZHCC      Zieger Health Care Corp.

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since October 29, 2010 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.


                      43 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of October 29, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                              BASIS TRANSACTIONS
                       -------------------------------
Purchased securities             $30,669,016
Sold securities                   20,097,778

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $477,770,000 as of October 29, 2010.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the


                      44 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At October 29, 2010, municipal bond holdings with a value of $760,591,712 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $477,770,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At October 29, 2010, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                                          COUPON    MATURITY
  AMOUNT     INVERSE FLOATER(1)                                                     RATE(2)     DATE        VALUE
-----------  -------------------------------------------------------------------------------  --------  ------------
$ 2,000,000  AK HFC ROLs                                                           14.981%     12/1/33  $  2,063,760
  3,000,000  AL Public School & College Authority ROLs(3)                          14.671       5/1/29     5,686,200
  4,930,000  Austin, TX Independent School District ROLs(3)                        14.690       8/1/33     6,348,065
  5,000,000  CA Dept. of Veterans Affairs Home Purchase ROLs(3)                     9.942      12/1/23     4,907,150
             CA Health Facilities Financing Authority (Sutter Health/California
             Pacific
  5,000,000  Medical Center Obligated Group) DRIVERS                               15.185     11/15/46     5,151,800
  5,000,000  CA Health Facilities Financing Authority ROLs(3)                      17.308       7/1/39     6,333,400
  3,750,000  Clark County, NV Airport ROLs(3)                                      17.218       7/1/42     4,899,900
  5,000,000  Clark County, NV Water Reclamation District DRIVERS                   15.342       7/1/38     6,444,400
  2,755,000  CO Hsg. & Finance Authority (Single Family) DRIVERS                   15.908      11/1/29     3,478,573
  3,480,000  FL COP (Dept. of Management Services) DRIVERS                         11.728       8/1/28     4,339,003
  4,000,000  Greater Orlando, FL Aviation Authority ROLs(3)                        14.701      10/1/32     4,712,160
  4,000,000  Houston, TX Airport System ROLs(3)                                    16.439       7/1/39     5,324,000
  5,000,000  IL Finance Authority (Northwestern Memorial Hospital) DRIVERS         17.941      8/15/39     7,342,200
  3,750,000  IL Finance Authority ROLs                                             15.420      5/15/29     4,068,000
 12,500,000  IL Metropolitan Pier & Exposition Authority ROLs(3)                    8.270      6/15/50    12,971,500
 20,000,000  IL Metropolitan Pier & Exposition Authority ROLs(3)                    0.000(4)   6/15/50    22,262,400
  3,530,000  Jefferson Parish, LA Finance Authority (Single Family Mtg.) ROLs      15.702      12/1/32     4,376,494
  3,750,000  Los Angeles, CA Community College District ROLs(3)                    14.701       8/1/33     4,561,800
  3,000,000  Los Angeles, CA Dept. of Airports ROLs(3)                             15.570      5/15/39     3,681,120
  5,330,000  Los Angeles, CA Unified School District RITES                         12.073       7/1/34     6,436,508
  3,650,000  MI Hospital Finance Authority ROLs(3)                                 18.012      12/1/23     5,742,910
  7,500,000  Miami-Dade County, FL Aviation (Miami International Airport) DRIVERS   7.607      10/1/41     7,663,650
  2,970,000  MN HFA ROLs(3)                                                        14.857       7/1/34     3,416,807
 11,000,000  NH H&EFA (LRG Healthcare) DRIVERS                                      8.519      10/1/34    12,310,760
  5,250,000  NH H&EFA ROLs(3)                                                      21.593       4/1/38     9,396,660
  3,000,000  North Central Texas HFDC (Children's Medical Center) DRIVERS          17.075      8/15/39     3,826,800
  4,920,000  NYC GO DRIVERS                                                        15.764       4/1/36     6,860,251
  4,115,000  Omaha, NE Public Facilities Corp. ROLs(3)                             14.701       6/1/36     5,122,681
  2,500,000  Orange County, FL Health Facilities Authority ROLs(3)                 14.851       1/1/39     2,869,300


                      45 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

  2,500,000  Orange County, FL School Board ROLs(3)                                16.379       8/1/34     3,333,000
  3,100,000  Pima County, AZ IDA (Metro Police Facility) DRIVERS                   15.565       7/1/39     3,631,340
  4,000,000  Tarrant County, TX Cultural Education Facilities Finance Corp.
             ROLs(3)                                                               18.596     11/15/29     6,242,560
 38,000,000  TX Municipal Gas Acquisition & Supply Corp. ROLs(3)                   10.166     12/15/26    49,905,400
  4,000,000  University of California (Regents Medical Center) DRIVERS             15.342      5/15/39     5,441,120
  2,625,000  University of California (Regents Medical Center) DRIVERS             14.476      5/15/37     3,037,125
  3,000,000  University of Illinois (Auxiliary Facilities Systems) DRIVERS         17.075       4/1/38     4,321,080
  7,500,000  WA Austin Trust Various States Inverse Certificates                    8.178      10/1/33     8,552,100
 11,265,000  WA Health Care Facilities Authority (Catholic Health Initiatives)(3)  14.647      10/1/36    15,759,735
                                                                                                        ------------
                                                                                                        $282,821,712
                                                                                                        ============

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 41-43 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

(4.) The underlying bond was purchased on a when-issued or delayed delivery basis. Therefore, the interest rate will be determined upon settlement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of October 29, 2010, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $291,235,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. Information concerning securities in default as of October 29, 2010 is as follows:

Cost                                $175,472,846
Market Value                        $ 75,276,877
Market Value as a % of Net Assets           2.70%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of October 29, 2010, securities with an aggregate market value of $1,834,488, representing 0.07% of the Fund's net assets, were subject to these forbearance agreements. Interest and principal payments are owed to the fund under these agreements in the amount of $0.

RESTRICTED SECURITIES

As of October 29, 2010, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 29, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                      46 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

Federal tax cost of securities   $3,219,205,744(1)
                                 ==============
Gross unrealized appreciation    $  217,787,476
Gross unrealized depreciation      (574,949,028)
                                 --------------
Net unrealized depreciation      $ (357,161,552)
                                 ==============

(1.) The Federal tax cost of securities does not include cost of $459,228,704, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.


                      47 | Oppenheimer AMT-Free Municipals

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/29/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT-Free Municipals


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 12/07/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 12/07/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 12/07/2010